UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/14

Advantage Funds, Inc.

      -Dreyfus Global Absolute Return Fund

      -Dreyfus Global Dynamic Bond Fund

      -Dreyfus Global Real Return Fund

      -Dreyfus Total Emerging Markets Fund

      -Dynamic Total Return Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Global Absolute
Return Fund

SEMIANNUAL REPORT April 30, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Financial Futures
9	Statement of Options Written
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
38	Information About the Renewals of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Absolute
Return Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Absolute Return Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The mild gains produced by most broad measures of international equity performance over the reporting period masked what we believe to be a major change in market leadership. Over the reporting period’s first half, relatively speculative, growth-oriented companies gained value in response to reports of accelerating economic growth in the United States and Europe. However, more disappointing economic data, several geopolitical crises, and persistent weakness in the world’s emerging markets weighed on investor sentiment over the reporting period’s second half, causing growth-oriented stocks to fall out of favor. Instead, investors preferred the stocks of value-oriented companies that tend to fare relatively well under a variety of economic climates.

We believe that the global economic recovery is likely to persist, led by the more developed markets. However, we may see stark differences in the investment prospects of individual countries, industry groups, and companies depending on their underlying fundamentals. In our judgment, extensive and professional research may be the best way to identify the likely winners and losers. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Vassilis Dagioglu, James Stavena,Torrey Zaches, and Joseph Miletich, Portfolio Managers of Mellon Capital Management Corporation, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus Global Absolute Return Fund’s Class A shares produced a total return of –7.46%, Class C shares returned –7.85%, Class I shares returned –7.52%, and Class Y shares returned –7.36%.1 In comparison, the fund’s benchmark, the Citi 1-Month U.S.Treasury Bill Index, produced a total return of 0.02% for the same period.2

Improving economic conditions in many global markets helped support positive equity and fixed-income returns over the reporting period.The fund underperformed its benchmark due to shortfalls in our equity market, bond market, and currency market selection strategies.

The Fund’s Investment Approach

The fund seeks total return through investments in securities and instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. Our quantitative investment approach is designed to identify and exploit relative misvaluations across and within developed and emerging capital markets.

Divergence in Global Financial Markets’ Performance

In contrast to previous reporting periods in which global influences dominated investment performance, individual stock and bond markets were driven mainly by local conditions during the reporting period. The gradual U.S. economic recovery

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

continued amid a strengthening labor market, and European investors warmed to the financial markets’ opportunities as growth picked up in core countries, such as Germany, and long-awaited signs of recovery emerged in some of the region’s more troubled economies. In the United Kingdom, investor sentiment improved when fears of economic stagnation failed to materialize.

In contrast, the Japanese stock market pulled back as it digested earlier gains stemming from aggressively stimulative monetary and fiscal policies. Some of the world’s emerging markets struggled due to sluggish growth trends and rising geopolitical tensions, while others advanced as local economic concerns eased.

In this environment, European and U.S. stocks advanced relatively strongly, while Pacific Rim markets generally declined. Smaller and lower quality stocks outperformed market averages during the first half of the reporting period but lagged over the second half when market leadership shifted toward large, high-quality companies. International bond markets produced mixed results depending on local fundamentals. Emerging-markets debt securities generally lagged their counterparts in more developed markets. The U.S. dollar lost a degree of value, on average, relative to other currencies.

Selection Strategies Hindered Relative Results

Although the fund’s emphasis on equities over bonds added value during the reporting period, shortfalls within each asset class caused the fund to lag its benchmark. Our stock market selection strategy was undermined by overweighted positions in Japan,Australia, and Hong Kong, which were adversely affected by perceptions of a more serious economic slowdown in China. Likewise, a long position in Germany was hurt by worries regarding the impact of unrest in Ukraine on the German business community. The fund also was hampered by underweighted exposure to rallying markets in Spain, Italy and other peripheral European nations.

Our currency market selection strategy suffered due to a relatively light position in the Australian dollar, which advanced despite weaker economic data. Underweighted exposure to the rallying Swiss franc offset better results from an overweighted position in the British pound. Our bond market selection strategy produced a milder shortfall, as gains stemming from underweighted exposure to the Japanese government bonds and U.K. gilts were balanced by more disappointing results from underweighted positions in German bunds.

4

The fund made extensive use of derivative instruments, including exchange-traded futures contracts and currency forward contracts, to establish its positions.

Return to Fundamentals Can Offset Temporary Divergence

We are cautiously optimistic regarding the economic prospects of many, but not all, of the world’s financial markets. In our judgment, continued growth in the United States and Europe could fuel greater economic activity in some emerging nations. However, market volatility appears likely to stay elevated as long-term interest rates rise in faster growing markets and geopolitical tensions persist in some areas.

We expect stocks to continue to produce higher returns than bonds, and we have maintained the fund’s emphasis on equities.We have identified opportunities in the stock markets of Germany, Japan, Hong Kong, and Australia, but we have maintained underweighted exposure to stocks in Spain, Italy, and Switzerland. The fund’s fixed-income component has focused on sovereign bonds in Germany and Japan, but we found fewer opportunities in the United States and Australia.We also currently favor the British pound, Canadian dollar, and euro over the Australian dollar, Japanese yen, and Swiss franc.

May 15, 2014

Investing in foreign companies involves special risks, including changes in currency rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

Equity securities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1,
2015. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. – The Citi 1-Month U.S.Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Absolute Return Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.16	$10.72	$5.97	$5.97
Ending value (after expenses)	$925.40	$921.50	$924.80	$926.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.50	$11.23	$6.26	$6.26
Ending value (after expenses)	$1,017.36	$1,013.64	$1,018.60	$1,018.60

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C, 1.25% for
Class I and 1.25% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2014 (Unaudited)

	Face Amount
	Covered by
Options Purchased—3.3%	Contracts ($)	Value ($)
Call Options—3.3%
U.S. Treasury 10 Year Note Futures,
May 2014 @ $115	19,000	179,312
	Number of
	Contracts	Value ($)
Put Options—.0%
Swiss Market Index Futures,
June 2014 @ CHF 8,088	30	1,489
Total Options Purchased
(cost $173,766)		180,801
	Principal
Short-Term Investments—83.6%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.03%, 6/26/14	2,835,000 [a]	2,834,966
0.04%, 5/22/14	1,768,000	1,767,993
Total Short-Term Investments
(cost $4,602,838)		4,602,959

Other Investment—15.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $853,120)	853,120 [b]	853,120

Total Investments (cost $5,629,724)	102.4%	5,636,880
Liabilities, Less Cash and Receivables	(2.4%)	(130,506)
Net Assets	100.0%	5,506,374

CHF—Swiss Franc

a	Held by or on behalf of a counterparty for open financial futures contracts.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Short-Term/		Options Purchased	3.3
Money Market Investments	99.1		102.4
† Based on net assets.
See notes to financial statements.

TheFund 7

STATEMENT OF FINANCIAL FUTURES
April 30, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2014 ($)
Financial Futures Long
Amsterdam Exchange Index	3	329,987	May 2014	6,793
ASX SPI 200	1	126,683	June 2014	2,680
Australian 10 Year Bonds	12	1,299,665	June 2014	20,410
Canadian 10 Year Bonds	1	119,331	June 2014	743
DAX	5	1,666,817	June 2014	49,469
Euro-Bond Options	5	37,922	May 2014	(20,809)
Hang Seng	3	422,496	May 2014	(9,252)
Standard & Poor’s 500 E-mini	1	93,895	June 2014	3,445
Topix	9	1,018,062	June 2014	(51,253)
Financial Futures Short
CAC 40 10 Euro	2	(123,168)	May 2014	(2,910)
Euro-Bond	14	(2,805,785)	June 2014	(24,497)
FTSE 100	10	(1,138,850)	June 2014	(36,954)
FTSE/MIB Index	2	(297,930)	June 2014	(10,436)
IBEX 35	3	(432,602)	May 2014	(11,431)
Japanese 10 Year Mini Bonds	6	(851,160)	June 2014	(777)
S&P/Toronto Stock
Exchange 60 Index	1	(152,371)	June 2014	(4,405)
U.S. Treasury 10 Year Notes	1	(124,422)	June 2014	(96)
Gross Unrealized Appreciation				83,540
Gross Unrealized Depreciation				(172,820)

See notes to financial statements.

8

STATEMENT OF OPTIONS WRITTEN
April 30, 2014 (Unaudited)

	Number of
	Contracts	Value ($)
Call Options:
Swiss Market Index Futures,
June 2014 @ CHF 8,088
(premium received $4,804)	30	(13,324)

CHF—Swiss Franc
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			4,776,604	4,783,760
Affiliated issuers			853,120	853,120
Cash				18
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				73,944
Receivable for shares of Common Stock subscribed				5,201
Dividends and interest receivable				56
Prepaid expenses				30,999
Due from The Dreyfus Corporation and affiliates—Note 3(c)				5,501
				5,752,599
Liabilities ($):
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				185,336
Payable for futures variation margin—Note 4				21,140
Payable for shares of Common Stock redeemed				15,857
Outstanding options written, at value (premiums received
$4,804)—See Statement of Options Written—Note 4				13,324
Accrued expenses				10,568
				246,225
Net Assets ($)				5,506,374
Composition of Net Assets ($):
Paid-in capital				6,140,471
Accumulated Investment (loss)—net				(157,755)
Accumulated net realized gain (loss) on investments				(246,155)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including
($89,280) net unrealized (depreciation) on financial futures]				(230,187)
Net Assets ($)				5,506,374

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	2,561,819	390,271	2,553,361	922.87
Shares Outstanding	232,217	36,980	228,182	82.44
Net Asset Value Per Share ($)	11.03	10.55	11.19	11.19

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Interest	436
Cash dividends;
Affiliated issuers	396
Total Income	832
Expenses:
Management fee—Note 3(a)	37,517
Registration fees	28,093
Professional fees	24,388
Shareholder servicing costs—Note 3(c)	7,321
Prospectus and shareholders’ reports	5,751
Distribution fees—Note 3(b)	1,705
Custodian fees—Note 3(c)	926
Directors’ fees and expenses—Note 3(d)	332
Loan commitment fees—Note 2	101
Miscellaneous	9,765
Total Expenses	115,899
Less—reduction in expenses due to undertaking—Note 3(a)	(67,198)
Less—reduction in fees due to earnings credits—Note 3(c)	(3)
Net Expenses	48,698
Investment (Loss)—Net	(47,866)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	25,277
Net realized gain (loss) on options transactions	46,564
Net realized gain (loss) on financial futures	(104,255)
Net realized gain (loss) on forward foreign currency exchange contracts	(148,228)
Net Realized Gain (Loss)	(180,642)
Net realized gain (loss) on investments and foreign currency transactions	(19,426)
Net unrealized appreciation (depreciation) on options transactions	(71,151)
Net unrealized appreciation (depreciation) on financial futures	(133,044)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(44,409)
Net Unrealized Appreciation (Depreciation)	(268,030)
Net Realized and Unrealized Gain (Loss) on Investments	(448,672)
Net (Decrease) in Net Assets Resulting from Operations	(496,538)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Operations ($):
Investment (loss)—net	(47,866)	(151,085)
Net realized gain (loss) on investments	(180,642)	(297,032)
Net unrealized appreciation
(depreciation) on investments	(268,030)	389,073
Net Increase (Decrease) in Net Assets
Resulting from Operations	(496,538)	(59,044)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	319,159	2,284,847
Class C	19,910	178,807
Class I	246,812	1,806,752
Class Y	—	1,000
Cost of shares redeemed:
Class A	(804,372)	(5,685,771)
Class C	(196,366)	(646,780)
Class I	(2,065,925)	(8,812,580)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(2,480,782)	(10,873,725)
Total Increase (Decrease) in Net Assets	(2,977,320)	(10,932,769)
Net Assets ($):
Beginning of Period	8,483,694	19,416,463
End of Period	5,506,374	8,483,694
Accumulated investment income (loss)—net	(157,755)	(109,889)

12

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	27,706	190,721
Shares redeemed	(69,838)	(477,603)
Net Increase (Decrease) in Shares Outstanding	(42,132)	(286,882)
Class Cb
Shares sold	1,734	15,475
Shares redeemed	(17,329)	(56,288)
Net Increase (Decrease) in Shares Outstanding	(15,595)	(40,813)
Class I
Shares sold	20,971	149,546
Shares redeemed	(174,012)	(731,484)
Net Increase (Decrease) in Shares Outstanding	(153,041)	(581,938)
Class Y
Shares sold	—	82.44

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended October 31, 2013, 1,626 Class C shares representing $18,989 were exchanged for 1,565
Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2014			Year Ended October 31,
Class A Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	11.93	11.95	12.09	12.73	11.91	10.75
Investment Operations:
Investment (loss)—net[a]	(.09)	(.17)	(.18)	(.17)	(.17)	(.15)
Net realized and unrealized
gain (loss) on investments	(.81)	.15	.04	.25	.99	1.48
Total from Investment Operations	(.90)	(.02)	(.14)	.08	.82	1.33
Distributions:
Dividends from
investment income—net	—	—	—	—	—	(.17)
Dividends from net realized
gain on investments	—	—	—	(.72)	—	—
Total Distributions	—	—	—	(.72)	—	(.17)
Net asset value, end of period	11.03	11.93	11.95	12.09	12.73	11.91
Total Return (%)[b]	(7.46)[c]	(.17)	(1.16)	.66	6.89	12.52
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.54 [d]	2.58	2.08	2.06	2.15	2.65
Ratio of net expenses
to average net assets	1.50 [d]	1.50	1.50	1.50	1.50	1.50
Ratio of net investment (loss)
to average net assets	(1.48)[d]	(1.42)	(1.45)	(1.41)	(1.37)	(1.29)
Portfolio Turnover Rate	—	—	—	—	—	—
Net Assets, end of period
($ x 1,000)	2,562	3,273	6,706	6,498	7,995	8,911

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

Six Months Ended
April 30, 2014			Year Ended October 31,
Class C Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	11.46	11.56	11.79	12.51	11.79	10.68
Investment Operations:
Investment (loss)—net[a]	(.12)	(.24)	(.26)	(.26)	(.26)	(.22)
Net realized and unrealized
gain (loss) on investments	(.79)	.14	.03	.26	.98	1.45
Total from Investment Operations	(.91)	(.10)	(.23)	—	.72	1.23
Distributions:
Dividends from
investment income—net	—	—	—	—	—	(.12)
Dividends from net realized
gain on investments	—	—	—	(.72)	—	—
Total Distributions	—	—	—	(.72)	—	(.12)
Net asset value, end of period	10.55	11.46	11.56	11.79	12.51	11.79
Total Return (%)[b]	(7.85)[c]	(.87)	(1.95)	.00 [d]	6.11	11.64
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	4.44 [e]	3.39	2.91	2.82	2.96	3.32
Ratio of net expenses
to average net assets	2.25 [e]	2.25	2.25	2.25	2.25	2.25
Ratio of net investment (loss)
to average net assets	(2.23)[e]	(2.17)	(2.20)	(2.16)	(2.13)	(2.03)
Portfolio Turnover Rate	—	—	—	—	—	—
Net Assets, end of period
($ x 1,000)	390	602	1,079	1,197	1,243	1,440

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Amount represents less than .01%.
e	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2014			Year Ended October 31,
Class I Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	12.09	12.08	12.19	12.80	11.94	10.78
Investment Operations:
Investment (loss)—net[a]	(.07)	(.14)	(.15)	(.14)	(.14)	(.11)
Net realized and unrealized
gain (loss) on investments	(.83)	.15	.04	.25	1.00	1.48
Total from Investment Operations	(.90)	.01	(.11)	.11	.86	1.37
Distributions:
Dividends from
investment income—net	—	—	—	—	—	(.21)
Dividends from net realized
gain on investments	—	—	—	(.72)	—	—
Total Distributions	—	—	—	(.72)	—	(.21)
Net asset value, end of period	11.19	12.09	12.08	12.19	12.80	11.94
Total Return (%)	(7.52)[b]	.17	(.90)	.90	7.20	12.91
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.14 [c]	2.26	1.77	1.76	1.89	2.57
Ratio of net expenses
to average net assets	1.25 [c]	1.25	1.25	1.25	1.25	1.25
Ratio of net investment (loss)
to average net assets	(1.23)[c]	(1.17)	(1.20)	(1.18)	(1.12)	(1.07)
Portfolio Turnover Rate	—	—	—	—	—	—
Net Assets, end of period
($ x 1,000)	2,553	4,607	11,631	16,506	4,354	1,708

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

	Six Months Ended
	April 30, 2014	Period Ended
Class Y Shares	(Unaudited)	October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.09	12.13
Investment Operations:
Investment (loss)—net[b]	(.07)	(.05)
Net realized and unrealized
gain (loss) on investments	(.83)	.01
Total from Investment Operations	(.90)	(.04)
Net asset value, end of period	11.19	12.09
Total Return (%)[c]	(7.36)	(.33)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	3.14	2.87
Ratio of net expenses to average net assets[d]	1.25	1.25
Ratio of net investment (loss)
to average net assets[d]	(1.26)	(1.24)
Portfolio Turnover Rate	—	—
Net Assets, end of period ($ x 1,000)	1	1

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Absolute Return Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund. The fund’s investment objective is to seek total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are offered at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding ClassY shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

18

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality,

20

coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	853,120	—	—	853,120
U.S. Treasury	—	4,602,959	—	4,602,959
Other Financial
Instruments:
Financial Futures†	83,540	—	—	83,540
Forward Foreign
Currency Exchange
Contracts†	—	73,944	—	73,944
Options Purchased	180,801	—	—	180,801
Liabilities ($)
Other Financial
Instruments:
Financial Futures†	(172,820)	—	—	(172,820)
Forward Foreign
Currency Exchange
Contracts†	—	(185,336)	—	(185,336)
Options Written	(13,324)	—	—	(13,324)
† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

22

in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2013	($)	Purchases ($)	Sales ($)	4/30/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,349,580		3,296,103	3,792,563	853,120		15.5

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to com-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $158,714 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2013. These post-enactment long-term capital losses can be carried forward for an unlimited period.

24

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2013 through March 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $67,198 during the period ended April 30, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended April 30, 2014, the Distributor retained $4 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $1,705 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $3,689 and $569, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $1,062 for transfer agency services and $29 for cash manage-

26

ment services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $926 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $4,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $5,032, Distribution Plan fees $249, Shareholder Services Plan fees $615, custodian fees $800, Chief Compliance Officer fees $736 and transfer agency fees $430, which are offset against an expense reimbursement currently in effect in the amount of $13,363.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

During the period ended April 30, 2014, there were no purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward contracts.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a coun-terparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2014 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and the values of equities, or as a substitute for an investment.The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is

28

written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
October 31, 2013	110	32,730
Contracts written	150	27,611
Contracts terminated:
Contracts closed	230	55,537	49,627	5,910
Contracts Outstanding
April 30, 2014	30	4,804

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
6/18/2014 [a]	136,250	124,930	126,144	1,214
6/18/2014 [b]	171,550	155,673	158,826	3,153
6/18/2014 [c]	28,200	25,569	26,108	539
British Pound,
Expiring:
6/18/2014 [a]	99,130	166,393	167,307	914
6/18/2014 [b]	183,750	307,645	310,125	2,480
6/18/2014 [c]	329,760	554,196	556,555	2,359
6/18/2014 [d]	931,394	1,546,143	1,571,967	25,824
6/18/2014 [e]	441,634	735,211	745,371	10,160
6/18/2014 [f]	85,520	143,799	144,337	538
6/18/2014 [g]	24,000	39,895	40,506	611
Canadian Dollar,
Expiring:
6/18/2014 [a]	267,864	240,163	244,098	3,935
6/18/2014 [b]	192,990	172,354	175,867	3,513
6/18/2014 [c]	21,960	19,534	20,012	478
6/18/2014 [d]	139,491	125,232	127,115	1,883
6/18/2014 [e]	474,106	427,268	432,041	4,773
6/18/2014 [f]	107,600	97,230	98,053	823
6/18/2014 [g]	247,149	223,057	225,220	2,163

30

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Euro,
Expiring:
6/18/2014 [a]	294,499	408,359	408,522	163
6/18/2014 [b]	439,649	609,999	609,872	(127)
6/18/2014 [c]	271,145	376,170	376,126	(44)
6/18/2014 [d]	812,693	1,128,708	1,127,350	(1,358)
6/18/2014 [e]	58,250	80,784	80,803	19
6/18/2014 [f]	44,350	61,501	61,521	20
6/18/2014 [g]	15,750	21,859	21,848	(11)
6/18/2014 [h]	18,000	24,986	24,969	(17)
Japanese Yen,
Expiring:
6/18/2014 [a]	3,815,200	37,207	37,329	122
6/18/2014 [b]	5,220,800	50,930	51,082	152
6/18/2014 [f]	11,044,000	107,689	108,058	369
New Zealand Dollar,
Expiring:
6/18/2014 [a]	59,700	51,036	51,263	227
6/18/2014 [b]	62,450	53,830	53,624	(206)
6/18/2014 [c]	141,500	121,650	121,502	(148)
6/18/2014 [d]	116,400	100,487	99,949	(538)
6/18/2014 [e]	94,690	81,295	81,307	12
6/18/2014 [f]	34,000	29,011	29,195	184
6/18/2014 [g]	30,300	26,211	26,018	(193)
6/18/2014 [h]	36,360	31,441	31,221	(220)
Norwegian Krone,
Expiring:
6/18/2014 [a]	679,620	113,259	114,096	837
6/18/2014 [b]	2,509,750	419,601	421,341	1,740
6/18/2014 [c]	1,417,410	236,237	237,957	1,720
6/18/2014 [d]	265,350	44,164	44,547	383
6/18/2014 [e]	756,710	126,508	127,038	530
6/18/2014 [f]	522,010	87,161	87,636	475
Swedish Krona,
Expiring:
6/18/2014 [a]	653,329	102,024	100,388	(1,636)
6/18/2014 [b]	3,428,846	538,342	526,866	(11,476)
6/18/2014 [c]	2,113,880	329,718	324,813	(4,905)
6/18/2014 [e]	727,020	113,514	111,712	(1,802)
6/18/2014 [f]	929,070	144,393	142,758	(1,635)
6/18/2014 [g]	340,200	52,668	52,274	(394)
Swiss Franc,
Expiring:
6/18/2014 [a]	115,732	131,814	131,547	(267)
6/18/2014 [c]	40,200	45,687	45,694	7
6/18/2014 [e]	108,040	123,780	122,804	(976)
6/18/2014 [f]	91	103	104	1

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
Australian Dollar,
Expiring:
6/18/2014 [a]	1,223,006	1,092,937	1,132,296	(39,359)
6/18/2014 [b]	605,488	540,897	560,579	(19,682)
6/18/2014 [c]	945,316	849,863	875,202	(25,339)
6/18/2014 [d]	20,100	18,574	18,609	(35)
6/18/2014 [e]	33,500	30,961	31,015	(54)
6/18/2014 [f]	26,800	24,747	24,812	(65)
British Pound,
Expiring:
6/18/2014 [a]	126,130	208,908	212,877	(3,969)
6/18/2014 [b]	381,350	632,286	643,626	(11,340)
6/18/2014 [c]	220,720	366,090	372,522	(6,432)
6/18/2014 [d]	14,100	23,652	23,797	(145)
6/18/2014 [e]	272,850	453,761	460,505	(6,744)
6/18/2014 [f]	126,660	210,401	213,771	(3,370)
6/18/2014 [g]	84,050	139,559	141,856	(2,297)
6/18/2014 [h]	5,640	9,463	9,519	(56)
Canadian Dollar,
Expiring:
6/18/2014 [a]	5,950	5,389	5,422	(33)
6/18/2014 [b]	41,900	38,203	38,182	21
6/18/2014 [c]	69,750	63,476	63,561	(85)
6/18/2014 [d]	77,850	71,036	70,943	93
6/18/2014 [e]	55,750	50,713	50,804	(91)
6/18/2014 [f]	23,800	21,545	21,688	(143)
6/18/2014 [g]	20,000	18,290	18,226	64
6/18/2014 [h]	24,000	21,942	21,871	71
Euro,
Expiring:
6/18/2014 [a]	435,800	597,457	604,532	(7,075)
6/18/2014 [b]	124,600	170,798	172,843	(2,045)
6/18/2014 [d]	124,600	170,820	172,842	(2,022)
Japanese Yen,
Expiring:
6/18/2014 [a]	39,200,732	382,149	383,551	(1,402)
6/18/2014 [b]	16,147,420	157,600	157,991	(391)
6/18/2014 [c]	18,468,400	180,154	180,700	(546)
6/18/2014 [e]	12,956,700	126,165	126,772	(607)
6/18/2014 [f]	3,665,040	35,551	35,860	(309)
6/18/2014 [g]	8,981,300	87,255	87,876	(621)
New Zealand Dollar,
Expiring:
6/18/2014 [a]	250,197	210,777	214,837	(4,060)
6/18/2014 [b]	556,380	468,650	477,747	(9,097)

32

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Norwegian Krone,
Expiring:
6/18/2014 [a]	3,904,023	653,677	655,415	(1,738)
6/18/2014 [b]	72,480	12,073	12,168	(95)
6/18/2014 [c]	2,181,838	365,645	366,291	(646)
6/18/2014 [e]	373,800	62,178	62,754	(576)
6/18/2014 [f]	1,470,181	245,088	246,817	(1,729)
6/18/2014 [g]	244,680	40,706	41,077	(371)
6/18/2014 [h]	48,320	8,048	8,112	(64)
Swedish Krona,
Expiring:
6/18/2014 [a]	162,300	25,136	24,939	197
6/18/2014 [b]	640,210	99,372	98,373	999
6/18/2014 [c]	105,240	16,347	16,171	176
6/18/2014 [e]	153,750	23,627	23,625	2
6/18/2014 [g]	123,000	18,894	18,900	(6)
Swiss Franc,
Expiring:
6/18/2014 [a]	139,310	157,231	158,348	(1,117)
6/18/2014 [b]	335,990	380,703	381,905	(1,202)
6/18/2014 [c]	241,690	272,950	274,718	(1,768)
6/18/2014 [d]	30,150	34,231	34,270	(39)
6/18/2014 [e]	150,350	169,944	170,896	(952)
6/18/2014 [f]	173,020	195,712	196,664	(952)
6/18/2014 [g]	80,100	90,332	91,046	(714)
Gross Unrealized
Appreciation				73,944
Gross Unrealized
Depreciation				(185,336)

Counterparties:

a	Citigroup
b	Morgan Stanley Capital Services
c	UBS
d	Bank of Montreal
e	BNP Paribas
f	Goldman Sachs International
g	Royal Bank of Canada
h	Standard Chartered Bank

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1,2]	63,876	Equity risk[1,3]	(139,965)
Interest rate risk[1,2]	200,465	Interest rate risk[1]	(46,179)
Foreign exchange risk[4]	73,944	Foreign exchange risk[5]	(185,336)
Gross fair value of
derivatives contracts	338,285		(371,480)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Outstanding options written, at value.
4	Unrealized appreciation on forward foreign currency exchange contracts.
5	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2014 is shown below:

	Financial	Options	Forward
Underlying risk	Futures[6]	Transactions[7]	Contracts[8]	Total
Equity	17,421	(30,879)	—	(13,458)
Interest rate	(121,676)	77,443	—	(44,233)
Foreign Exchnage	—	—	(148,228)	(148,228)
Total	(104,255)	46,564	(148,228)	(205,919)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Options	Forward
Underlying risk	Futures[9]	Transactions[10]	Contracts[11]	Total
Equity	(208,146)	11,094	—	(197,052)
Interest rate	75,102	(82,245)	—	(7,143)
Foreign exchange	—	—	(44,409)	(44,409)
Total	(133,044)	(71,151)	(44,409)	(248,604)

Statement of Operations location:
6	Net realized gain (loss) on financial futures.
7	Net realized gain (loss) on options transactions.
8	Net realized gain (loss) on forward foreign currency exchange contracts.
9	Net unrealized appreciation (depreciation) on financial futures.
[10] Net unrealized appreciation (depreciation) on options transactions.
[11] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

34

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At April 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Options	1,489	(13,324)
Forward contracts	73,944	(185,336)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	75,433	(198,660)
Derivatives not subject to
MNA or similar agreements	—	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	75,433	(198,660)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of April 30, 2014: †

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Bank of Montreal	28,183	(4,137)	—	—	24,046
BNP Paribas	15,496	(11,802)	—	—	3,694
Citigroup	7,609	(7,609)	—	—	—
Goldman Sachs
International	3,899	(3,899)	—	—	—
Morgan Stanley
Capital Services	12,058	(12,058)	—	—	—

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Royal Bank of
Canada	2,838	(2,838)	—	—	—
Standard
Chartered Bank	71	(71)	—	—	—
UBS	5,279	(5,279)	—	—	—
Total	75,433	(47,693)	—	—	27,740

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Bank of Montreal	(4,137)	4,137	—	—	—
BNP Paribas	(11,802)	11,802	—	—	—
Citigroup	(60,656)	7,609	—	—	(53,047)
Goldman Sachs
International	(21,527)	3,899	—	—	(17,628)
Morgan Stanley
Capital Services	(55,661)	12,058	—	—	(43,603)
Royal Bank of
Canada	(4,607)	2,838	—	—	(1,769)
Standard
Chartered Bank	(357)	71	—	—	(286)
UBS	(39,913)	5,279	—	—	(34,634)
Total	(198,660)	47,693	—	—	(150,967)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Interest rate financial futures	7,822,020
Interest rate options contracts	352,943
Equity financial futures	8,229,579
Equity options contracts	31,404
Forward contracts	11,056,445

36

At April 30, 2014, accumulated net unrealized appreciation on investments was $7,156, consisting of $10,471 gross unrealized appreciation and $3,315 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

On June 17, 2014, the Board approved the liquidation of the fund. Accordingly, effective on or about July 7, 2014, no new or subsequent investments in the fund will be permitted.The fund’s assets will be liquidated and the proceeds distributed pro rata to fund shareholders effective on or about August 22, 2014.

The Fund 37

INFORMATION ABOUT THE RENEWALS OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on December 3, 2013, the Board considered the approval of amendment of the Sub-Investment Advisory Agreement the “Agreement”) for the fund between The Dreyfus Corporation (“Dreyfus”) and Mellon Capital Management Corporation (the “Sub-Adviser”), pursuant to which the Sub-Adviser provides day-to-day management of the fund’s investments, to reflect recent regulatory changes.The Dreyfus representatives stated that the fund is no longer eligible for the Commodity Futures Trading Commission (“CFTC”) Regulation 4.5 exclusion from the definition of commodity pool operator and Dreyfus and the Sub-Adviser are now subject to certain CFTC and National Futures Association regulatory requirements in addition to the regulatory requirements imposed by the Securities and Exchange Commission, requiring Dreyfus and the Sub-Adviser to register with the CFTC as a commodity pool operator and commodity trading adviser, respectively, and amendment of the Agreement. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review of the Agreement by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. Since the Board had approved renewal of the Agreement at a meeting held on March 4-5, 2013 (the “March Meeting”), and, other than as discussed below, there had been no material changes in the information presented, the Board addressed certain of the relevant considerations by reference to their considerations and determinations at the March Meeting.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The nature, extent and quality of services provided had been considered at the March Meeting, and there had been no material changes in this information. Dreyfus representatives stated, and the Board considered, that the Sub-Adviser would continue to provide research and portfolio management and that Dreyfus would continue to provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and

38

regulatory requirements. The Board considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser. The Board also considered that Dreyfus does not believe that the proposed amendments to the Agreement would have any adverse impact on the scope or quality of the services provided to the fund by Dreyfus or the Sub-Adviser; and the proposed amendments also would not result in any change to the investment management of the fund.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. At the March Meeting, the Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds and with a broader group of funds and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds and with a broader group of funds. At the March Meeting, Dreyfus reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies. Since the proposed amendment of the Agreement would not change the contractual fees paid pursuant to the Agreement or the investment management of the fund, the Board did not review performance or fee and expense data in connection with its consideration of amendment of the Agreement.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2014, so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.

The Fund 39

INFORMATION ABOUT THE RENEWALS OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Board had considered profitability, economies of scale and the potential benefits to Dreyfus and the Sub-Adviser from acting as manager and sub-investment adviser, respectively, at the March Meeting. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that potential benefits to the Sub-Adviser from acting as sub-investment adviser to the fund would not change from those considered at the March Meeting.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to amendment of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices to be provided by Dreyfus and the Sub-Adviser continue to be adequate and appropriate.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by the Sub-Adviser. The Board determined that approval of amendment of the Agreement was in the best interests of the fund and its shareholders.

———————

At a meeting of the fund’s Board of Directors held on March 4-5, 2014, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) provides day-to-day management of the fund’s invest-

40

ments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund 41

INFORMATION ABOUT THE RENEWALS OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods (lowest in the Performance Group in the two- and three-year periods), except for the five-year period when the fund’s performance ranked first of two funds in the Performance Group. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and the Board noted that the fund’s performance was above the return of the index in four of the six years shown. The Board also noted investment policy changes, proposed by Dreyfus and previously approved by the Board, that became effective March 1, 2014.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board

42

noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians (lowest in the Expense Group and Expense Universe) and the fund’s total expenses were at the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2015, so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate

The Fund 43

INFORMATION ABOUT THE RENEWALS OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered

44

potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board noted Dreyfus’ efforts to improve fund performance and agreed to closely monitor performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other

The Fund 45

INFORMATION ABOUT THE RENEWALS OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

46

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Global Dynamic
Bond Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
14	Statement of Financial Futures
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
23	Notes to Financial Statements
39	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Dynamic
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Dynamic Bond Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s quantitative easing program, yields subsequently moderated due to volatility in overseas markets and renewed economic concerns stemming from harsh winter weather. As a result,Treasury yields ended the reporting period close to where they began. Corporate-backed bonds and other higher yielding market sectors fared better as underlying credit fundamentals improved in the recovering economy.

We believe that the domestic and global economic recoveries are likely to persist, led by the United States and other developed markets. Such a development could cause long-term interest rates to rise from current levels. However, our portfolio managers have continued to identify pockets of opportunity in areas of the bond market that may have been mispriced. In our judgment, extensive and professional research may be the best way to identify the potential opportunities. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Paul Brain, Howard Cunningham, and Jonathan Day, Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus Global Dynamic Bond Fund’s Class A shares produced a total return of 1.45%, Class C shares returned 1.05%, Class I shares returned 1.65%, and ClassY shares returned 1.59%.1 In comparison, the fund’s benchmark, the Citi U.S. One-Month Treasury Bill Index, produced a total return of 0.02% for the same period.2

Bonds gained a degree of value over the reporting period despite less accommodative monetary policies from some central banks.The fund outperformed its benchmark by protecting capital through the rising yield environment of late 2013, before benefiting from the broad bond market rally to the end of April with a tactical increase in duration.

The Fund’s Investment Approach

The fund seeks total return (consisting of income and capital appreciation).To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other instruments that provide investment exposure to global bond markets, including developed and emerging capital markets.We employ a dynamic, benchmark unconstrained approach in allocating the fund’s assets globally, among government bonds, emerging market sovereign debt, investment grade and high yield corporate instruments and currencies.We combine a top-down approach, emphasizing global economic trends and current investment themes, with bottom-up security selection based on fundamental research to allocate the fund’s investments. In choosing investments, we consider key trends in global economic variables, investment themes, relative valuations of debt securities and cash, long-term trends in currency movements, and company fundamentals.

Developed Market Recovery Shows Signs of Momentum

Monetary policy measures continued to dominate global bond market movements over the reporting period.The U.S. economic recovery showed signs of genuine job creation

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

and growth, resulting in a series of measured reductions in the Federal Reserve Board’s quantitative easing program, despite the detrimental effects of particularly inclement winter weather. Meanwhile, the eurozone showed signs of economic growth and improving business and consumer confidence, despite the ongoing political troubles in Ukraine. But persistent disinflation and subdued bank lending nonetheless prompted the European Central Bank to reduce cash rates (to 0.25%) in November.

While the spectre of deflation remained particularly concerning and bond supportive in Europe, a benign developed world inflationary back-drop and investors’ concerns over the growth prospects and external vulnerabilities of many emerging market economies helped fuel strong support for ‘core’ sovereign debt at the beginning of the year. But continued declines in U.S. and U.K. unemployment and broadly positive forward looking economic indicators across the developed world ensure we are mindful of a potentially less favorable environment for bonds, should investors’ refocus on the prospects for modest interest rate rises in the U.S. and U.K.

Short Positions Helped Protect Capital in Late 2013

The fund’s relative results were bolstered early in the reporting period by short positions designed to benefit from declines in U.K. gilts and U.S.Treasury securities. In response to the market’s rising interest-rate expectations in advance of the Federal Reserve Board’s tapering of its quantitative easing program, we helped preserve capital by adjusting the fund’s focus among U.S.Treasury securities from longer maturities to the five-year range.We also eliminated a position designed to profit from higher yields on German bunds.

In addition, long positions in the sovereign bonds of “peripheral” European countries made notably positive contributions to relative performance as their yields fell sharply in response to improving economic data. In the emerging markets, the fund’s relative performance benefited early from an all-time low exposure to sovereign bonds, but we increased this weighting in time to participate more fully in a market rally when conditions in some emerging markets appeared to improve.A significant allocation to investment grade and high-yield corporate bonds enabled the fund to benefit from tightening yield differences along the market’s credit-quality spectrum.

Currency positions had little material impact on relative performance over the reporting period.The fund’s average duration generally fell during the bond market sell-off in late 2013, helping to cushion market volatility, but increased by the reporting period’s end in the more bond friendly environment.

4

The fund employed futures contracts to help manage its interest-rate strategies.

Responding to Changes in Economic Fundamentals

We believe that the fund’s current, relatively cautious positioning is appropriate for an environment of gradual developed world economic recovery and modest emerging market output. Indeed, if U.S. growth and employment continue to recover, and if economic stresses in China and geopolitical risks in Ukraine remain contained, yields on U.S.Treasury securities could begin to drift higher, causing prices to fall. Meanwhile, a continued economic recovery in Europe, coupled with subdued inflation, could provide a supportive backdrop for the region’s debt markets, particularly in “peripheral” nations.Therefore, we may soon begin to reduce the fund’s average duration and trim its exposure to bonds that, in our judgment, are vulnerable to rising interest rate expectations.

May 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions and potentially less liquidity.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and ClassY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2015, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the returns would have been lower.
2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Citi U.S. One-Month Treasury Bill Index is a market value-weighted index of public obligations of the U.S.
Treasury with maturities of 30 days. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Dynamic Bond Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.39	$9.07	$4.15	$4.10
Ending value (after expenses)	$1,014.50	$1,010.50	$1,016.50	$1,015.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.41	$9.10	$4.16	$4.11
Ending value (after expenses)	$1,019.44	$1,015.77	$1,020.68	$1,020.73

† Expenses are equal to the fund’s annualized expense ratio of 1.08% for Class A, 1.82% for Class C, .83% for
Class I and .82% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—90.9%		Rate (%)	Date	Amount ($)[a]		Value ($)
Banks—8.6%
Allied Irish Banks,
Sr. Unscd. Notes	EUR	2.75	4/16/19	100,000		138,954
Danske Bank,
Sub. Notes	GBP	5.38	9/29/21	60,000	[b]	108,217
Eksportfinans,
Sr. Unscd. Notes		5.50	5/25/16	55,000		58,437
ING Bank,
Sub. Notes	EUR	3.63	2/25/26	100,000	[b]	141,371
JPMorgan Chase & Co.,
Sub. Notes	EUR	4.38	11/12/19	100,000	[b]	140,965
Lloyds Bank,
Gov’t Gtd. Notes	GBP	1.50	5/2/17	100,000		169,416
Santander Issuances,
Bank Gtd. Bonds, Ser. 24	GBP	7.30	7/27/19	50,000	[b]	86,424
Societe Generale,
Jr. Sub. Notes		8.75	10/29/49	80,000		84,360
UBS AG London,
Sr. Unscd. Notes	GBP	6.63	4/11/18	50,000		98,621
						1,026,765
Casinos—1.1%
Caesars Entertainment Resort
Properties, Sr. Scd. Notes		8.00	10/1/20	56,000		58,520
Cirsa Funding Luxembourg,
Gtd. Notes	EUR	8.75	5/15/18	50,000		72,489
						131,009
Consumer Discretionary—5.6%
Compass Group,
Sr. Unscd. Bonds	GBP	7.00	12/8/14	50,000		87,392
Enterprise Inns,
First Mortgage Bonds	GBP	6.50	12/6/18	50,000		90,118
Motability Operations Group,
Gtd. Notes	GBP	5.25	9/28/16	55,000		101,217
Motability Operations Group,
Gtd. Notes	GBP	5.38	6/28/22	50,000		96,852
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	100,000		150,007
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	100,000		149,660
						675,246

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Staples—.1%
China Green Holdings,
Sr. Scd. Bonds, Ser. A	CNY	7.00	4/12/16	80,000		7,197
China Green Holdings,
Sr. Scd. Bonds, Ser. B	CNY	10.00	4/12/16	61,314		7,690
						14,887
Diversified Financial
Services—9.8%
Arsenal Securities,
Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	38,994		68,150
ASB Finance,
Bank Gtd. Notes	GBP	1.36	10/23/15	100,000	[b]	170,354
Boats Investments
Netherlands,
Sr. Scd. Notes	EUR	11.00	3/31/17	106,820		76,692
BUPA Finance,
Gtd. Notes	GBP	7.50	7/4/16	50,000		94,609
F&C Commercial
Property Finance,
Sr. Scd. Notes	GBP	5.23	6/30/17	50,000	[b]	88,304
General Electric Capital,
Sr. Unscd. Notes	GBP	6.44	11/15/22	25,778		49,496
Hutchison Ports Finance,
Gtd. Bonds	GBP	6.75	12/7/15	30,000		54,944
Permanent TSB,
Gov’t Gtd. Notes	EUR	4.00	3/10/15	100,000		142,274
Prudential,
Jr. Sub. Notes		11.75	12/29/49	85,000	[b]	90,525
SLM Student Loan Trust,
Ser. 2003-10,
Asset-Backed Notes	GBP	5.15	12/15/39	100,000		161,917
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	49,444		89,802
Toys R Us Property Co. II,
Sr. Scd. Notes		8.50	12/1/17	86,000		88,365
						1,175,432
Energy—4.3%
CONSOL Energy,
Gtd. Notes		8.00	4/1/17	50,000		52,115

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Drill Rigs Holdings,
Sr. Scd. Notes		6.50	10/1/17	58,000		60,175
EXCO Resources,
Gtd. Notes		7.50	9/15/18	50,000		51,125
Petrobras International Finance,
Gtd. Notes		7.88	3/15/19	90,000		104,804
Santos Finance,
Gtd. Notes	EUR	8.25	9/22/70	50,000	[b]	79,183
Shell International Finance,
Gtd. Notes		1.13	8/21/17	125,000		124,824
Statoil,
Gtd. Notes		1.80	11/23/16	35,000		35,888
						508,114
Foreign/Governmental—44.1%
Asian Development Bank,
Sr. Unscd. Notes		0.15	5/29/15	240,000	[b]	239,962
Barbadian Government,
Unscd. Bonds	GBP	13.50	7/1/15	39,000		70,740
Canada Housing Trust No. 1,
Govt. Gtd. Bonds	CAD	2.35	12/15/18	260,000	[c]	242,271
Canadian Government,
Bonds	CAD	1.00	11/1/15	255,000		232,542
Dutch Government,
Sr. Unscd. Bonds		1.00	2/24/17	150,000		150,544
EUROFIMA,
Sr. Unscd. Bonds		0.53	3/27/15	200,000	[b]	200,505
European Bank for
Reconstruction &
Development,
Sr. Unscd. Notes	NOK	4.00	5/11/17	230,000		40,791
European Investment Bank,
Sr. Unscd. Bonds	GBP	0.60	1/5/16	120,000	[b]	202,841
European Investment Bank,
Sr. Unscd. Bonds	CAD	2.13	2/4/19	130,000		119,588
European Investment Bank,
Sr. Unscd. Notes	NZD	6.50	9/10/14	125,000		108,783
Finnish Government,
Sr. Unscd. Notes	GBP	0.57	2/25/16	100,000	[b]	169,045

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
French Development Agency,
Unscd. Bonds		1.13	10/3/16	120,000		120,710
German Government,
Bonds	EUR	2.50	7/4/44	83,000		119,235
Hellenic Republic Government,
Bonds, Ser. PSI	EUR	2.00	2/24/34	58,139	[b]	54,624
International Bank for
Reconstruction &
Development,
Sr. Unscd. Notes		0.15	1/14/15	140,000	[b]	140,070
KFW,
Govt Gtd. Notes	NOK	3.38	8/18/17	300,000		52,429
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	1,140,000		90,111
Nordic Investment Bank,
Sr. Unscd. Notes	NZD	4.13	3/16/17	150,000		128,480
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	270,000		99,136
Portuguese Government,
Sr. Unscd. Notes	EUR	4.75	6/14/19	130,000	[c]	199,599
Portuguese Government,
Sr. Unscd. Bonds	EUR	5.65	2/15/24	80,000	[c]	129,423
Romanian Government,
Sr. Unscd. Notes	EUR	4.63	9/18/20	90,000		137,347
Slovenian Government,
Unscd. Bonds, Ser. RS71	EUR	3.00	4/8/21	10,000		13,972
Slovenian Government,
Sr. Unscd. Notes, Ser. RS63	EUR	4.38	2/6/19	50,000		75,916
Spanish Government,
Bonds	EUR	3.75	10/31/18	295,000		448,303
Swedish Export Credit,
Sub. Notes		2.88	11/14/23	200,000	[b,c]	197,876
Swedish Government,
Bonds, Ser. 1051	SEK	3.75	8/12/17	1,430,000		240,142
United Kingdom Gilt,
Bonds	GBP	1.00	9/7/17	350,000		584,172
United Kingdom Gilt,
Bonds, Ser. 3MO	GBP	1.25	11/22/17	210,000	[d]	514,152

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
United Kingdom Gilt,
Bonds	GBP	1.75	9/7/22	50,000		79,523
Venezuelan Government,
Sr. Unscd. Bonds		5.75	2/26/16	80,000		72,800
						5,275,632
Health Care—.6%
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	50,000		70,949
Industrial—2.6%
Firstgroup,
Gtd. Bonds	GBP	8.13	9/19/18	50,000		100,929
Heathrow Funding,
Sr. Scd. Bonds	GBP	3.00	6/8/17	100,000		172,409
ISS,
Scd. Notes	EUR	8.88	5/15/16	24,251		33,897
						307,235
Information Technology—1.1%
First Data,
Sr. Scd. Notes		7.38	6/15/19	120,000		129,000
Materials—1.0%
First Quantum Minerals,
Gtd. Notes		6.75	2/15/20	23,000	[c]	23,345
First Quantum Minerals,
Gtd. Notes		7.00	2/15/21	23,000	[c]	23,431
Kerling,
Sr. Scd. Notes	EUR	10.63	2/1/17	50,000		73,616
						120,392
Telecommunication
Services—7.2%
Cable & Wireless International
Finance, Gtd. Bonds	GBP	8.63	3/25/19	40,000		78,898
Numericable Group,
Sr. Scd. Bonds	EUR	5.63	5/15/24	100,000		144,286
Satelites Mexicanos,
Sr. Scd. Notes		9.50	5/15/17	50,000		52,562
Sprint Communications,
Sr. Unscd. Debs		9.25	4/15/22	80,000		97,800

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Telecommunication
Services (continued)
UPC Holding,
Scd. Notes	EUR	6.38	9/15/22	100,000		149,359
Virgin Media Finance,
Gtd. Bonds	GBP	8.88	10/15/19	50,000		90,542
Vodafone Group,
Sr. Unscd. Notes	GBP	4.63	9/8/14	60,000		102,628
Wind Acquisition Finance,
Gtd. Bonds	EUR	7.00	4/23/21	100,000		143,764
						859,839
U.S. Government Securities—1.9%
U.S. Treasury Inflation
Protected Securities,
Bonds, 3.38%, 4/15/32				42,322	[e]	59,700
U.S. Treasury Notes;
1.00%, 3/31/17				170,000		170,770
						230,470
Utilities—2.9%
Anglian Water
Services Financing,
Sr. Scd. Bonds, Ser. A1	GBP	5.84	7/30/22	50,000		98,595
E.ON International Finance,
Gtd. Notes	GBP	6.00	10/30/19	50,000		97,936
RWE,
Jr. Sub. Notes	EUR	4.63	9/29/49	45,000	[b]	64,540
SSE,
Sub. Notes	GBP	5.45	9/29/49	50,000	[b]	87,480
						348,551
Total Bonds and Notes
(cost $10,458,778)						10,873,521

Common Stocks—4.7%				Shares		Value ($)
Exchange-Traded Funds
iShares JP Morgan USD Emerging
Markets Bond ETF				2,869		321,816
SPDR Barclays Emerging Markets
Local Bond ETF				7,970		240,056
Total Common Stocks
(cost $554,739)						561,872

12

Other Investment—7.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $851,123)	851,123 [f]	851,123

Total Investments (cost $11,864,640)	102.7%	12,286,516
Liabilities, Less Cash and Receivables	(2.7%)	(326,760)
Net Assets	100.0%	11,959,756

ETF—Exchange-Traded Funds

a Principal amount stated in U.S. Dollars unless otherwise noted.
CAD—Canadian Dollar
CNY—ChineseYuan Renminbi
EUR—Euro
GBP—British Pound
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian New Sol
SEK—Swedish Krona
b Variable rate security—interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2014, these securities were valued at $815,945 or 6.8% of net assets.
d Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Corporate Bonds	44.9	Common Stocks	4.7
Foreign/Governmental	44.1	U.S. Government & Agencies	1.9
Money Market Investment	7.1		102.7

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF FINANCIAL FUTURES
April 30, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2014 ($)
Financial Futures Short
Long Gilt	2	(372,560)	June 2014	(1,633)
U.S. Treasury 5 Year Notes	10	(1,194,531)	June 2014	2,853
Gross Unrealized Appreciation				2,853
Gross Unrealized Depreciation				(1,633)

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			11,013,517	11,435,393
Affiliated issuers			851,123	851,123
Cash on Initial Margin				16,685
Cash denominated in foreign currencies			3,166	3,176
Dividends and interest receivable				140,541
Receivable for investment securities sold				135,040
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				2,489
Prepaid expenses				35,670
Due from The Dreyfus Corporation and affiliates—Note 3(c)				5,267
				12,625,384
Liabilities ($):
Cash overdraft due to Custodian				37,349
Payable for investment securities purchased				412,300
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				183,654
Payable for futures variation margin—Note 4				2,878
Accrued expenses				29,447
				665,628
Net Assets ($)				11,959,756
Composition of Net Assets ($):
Paid-in capital				11,837,960
Accumulated undistributed investment income—net				195,336
Accumulated net realized gain (loss) on investments				(316,708)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$1,220 net unrealized appreciation on financial futures)				243,168
Net Assets ($)				11,959,756

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	1,479,780	1,095,026	9,383,940	1,009.66
Shares Outstanding	116,838	86,888	740,242	79.68
Net Asset Value Per Share ($)	12.67	12.60	12.68	12.67

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Interest	193,686
Dividends:
Unaffiliated issuers	5,120
Affiliated issuers	225
Total Income	199,031
Expenses:
Management fee—Note 3(a)	34,463
Registration fees	28,910
Professional fees	26,782
Custodian fees—Note 3(c)	5,069
Shareholder servicing costs—Note 3(c)	4,881
Distribution fees—Note 3(b)	3,714
Prospectus and shareholders’ reports	3,164
Directors’ fees and expenses—Note 3(d)	307
Loan commitment fees—Note 2	53
Miscellaneous	16,456
Total Expenses	123,799
Less—reduction in expenses due to undertaking—Note 3(a)	(67,244)
Less—reduction in fees due to earnings credits—Note 3(c)	(1)
Net Expenses	56,554
Investment Income—Net	142,477
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	84,886
Net realized gain (loss) on financial futures	(39,114)
Net realized gain (loss) on forward foreign currency exchange contracts	(240,032)
Net Realized Gain (Loss)	(194,260)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	203,398
Net unrealized appreciation (depreciation) on financial futures	27,512
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	6,260
Net Unrealized Appreciation (Depreciation)	237,170
Net Realized and Unrealized Gain (Loss) on Investments	42,910
Net Increase in Net Assets Resulting from Operations	185,387

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Operations ($):
Investment income—net	142,477	322,684
Net realized gain (loss) on investments	(194,260)	(14,838)
Net unrealized appreciation
(depreciation) on investments	237,170	(47,917)
Net Increase (Decrease) in Net Assets
Resulting from Operations	185,387	259,929
Dividends to Shareholders from ($):
Investment income—net:
Class A	(18,246)	(59,431)
Class C	(6,032)	(19,757)
Class I	(93,644)	(392,232)
Class Y	(10)	(9)
Net realized gain on investments:
Class A	—	(20,732)
Class C	—	(10,174)
Class I	—	(153,425)
Total Dividends	(117,932)	(655,760)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	418,780	1,275,614
Class C	277,817	270,144
Class I	2,165	195,649
Class Y	—	1,000
Dividends reinvested:
Class A	13,640	51,436
Class C	2,792	5,403
Class I	43,268	249,719
Cost of shares redeemed:
Class A	(870,752)	(495,683)
Class C	(10,355)	(21,957)
Class I	(108,533)	(206,422)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(231,178)	1,324,903
Total Increase (Decrease) in Net Assets	(163,723)	929,072
Net Assets ($):
Beginning of Period	12,123,479	11,194,407
End of Period	11,959,756	12,123,479
Undistributed investment income—net	195,336	170,791

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Capital Share Transactions:
Class A
Shares sold	33,340	100,225
Shares issued for dividends reinvested	1,091	4,035
Shares redeemed	(69,500)	(39,196)
Net Increase (Decrease) in Shares Outstanding	(35,069)	65,064
Class C
Shares sold	22,201	21,394
Shares issued for dividends reinvested	224	424
Shares redeemed	(828)	(1,731)
Net Increase (Decrease) in Shares Outstanding	21,597	20,087
Class I
Shares sold	172	15,147
Shares issued for dividends reinvested	3,459	19,539
Shares redeemed	(8,637)	(16,155)
Net Increase (Decrease) in Shares Outstanding	(5,006)	18,531
Class Y
Shares sold	—	79.68

a Effective July 1, 2013, the fund commenced offering ClassY shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2014		Year Ended October 31,
Class A Shares	(Unaudited)		2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	12.59		13.03	12.58	12.50
Investment Operations:
Investment income—net[b]	.14		.32	.41	.15
Net realized and unrealized
gain (loss) on investments	.05		(.04)	.64	(.04)
Total from Investment Operations	.19		.28	1.05	.11
Distributions:
Dividends from investment income—net	(.11)		(.51)	(.59)	(.03)
Dividends from net realized
gain on investments	—		(.21)	(.01)	—
Total Distributions	(.11)		(.72)	(.60)	(.03)
Net asset value, end of period	12.67		12.59	13.03	12.58
Total Return (%)[c]	1.45	[d]	2.12	8.74	.89	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.27	[e]	2.31	2.67	4.26	[e]
Ratio of net expenses to average net assets	1.08	[e]	1.10	1.10	1.10	[e]
Ratio of net investment income
to average net assets	2.20	[e]	2.49	3.21	2.04	[e]
Portfolio Turnover Rate	87.16	[d]	138.46	132.40	127.38	[d]
Net Assets, end of period ($ x 1,000)	1,480		1,912	1,132	536

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2014		Year Ended October 31,
Class C Shares	(Unaudited)		2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	12.54		12.98	12.54	12.50
Investment Operations:
Investment income—net[b]	.10		.23	.31	.10
Net realized and unrealized
gain (loss) on investments	.04		(.06)	.65	(.05)
Total from Investment Operations	.14		.17	.96	.05
Distributions:
Dividends from investment income—net	(.08)		(.40)	(.51)	(.01)
Dividends from net realized
gain on investments	—		(.21)	(.01)	—
Total Distributions	(.08)		(.61)	(.52)	(.01)
Net asset value, end of period	12.60		12.54	12.98	12.54
Total Return (%)[c]	1.05	[d]	1.41	7.94	.38	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.01	[e]	3.03	3.32	4.98	[e]
Ratio of net expenses to average net assets	1.82	[e]	1.85	1.85	1.85	[e]
Ratio of net investment income
to average net assets	1.53	[e]	1.83	2.46	1.30	[e]
Portfolio Turnover Rate	87.16	[d]	138.46	132.40	127.38	[d]
Net Assets, end of period ($ x 1,000)	1,095		819	587	542

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

20

Six Months Ended
	April 30, 2014		Year Ended October 31,
Class I Shares	(Unaudited)		2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	12.60		13.04	12.59	12.50
Investment Operations:
Investment income—net[b]	.16		.36	.44	.18
Net realized and unrealized
gain (loss) on investments	.05		(.06)	.64	(.05)
Total from Investment Operations	.21		.30	1.08	.13
Distributions:
Dividends from investment income—net	(.13)		(.53)	(.62)	(.04)
Dividends from net realized
gain on investments	—		(.21)	(.01)	—
Total Distributions	(.13)		(.74)	(.63)	(.04)
Net asset value, end of period	12.68		12.60	13.04	12.59
Total Return (%)	1.65	[c]	2.33	8.98	1.03	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.93	[d]	1.96	2.31	3.80	[d]
Ratio of net expenses to average net assets	.83	[d]	.85	.85	.85	[d]
Ratio of net investment income
to average net assets	2.50	[d]	2.86	3.45	2.33	[d]
Portfolio Turnover Rate	87.16	[c]	138.46	132.40	127.38	[c]
Net Assets, end of period ($ x 1,000)	9,384		9,391	9,476	8,386

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2014		Period Ended
Class Y Shares	(Unaudited)		October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.60		12.50
Investment Operations:
Investment income—net[b]	.15		.10
Net realized and unrealized
gain (loss) on investments	.05		.11
Total from Investment Operations	.20		.21
Distributions:
Dividends from investment income—net	(.13)		(.11)
Net asset value, end of period	12.67		12.60
Total Return (%)[c]	1.59		1.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.94		2.09
Ratio of net expenses to average net assets[d]	.82		.85
Ratio of net investment income
to average net assets[d]	2.49		2.36
Portfolio Turnover Rate	87.16	[c]	138.46
Net Assets, end of period ($ x 1,000)	1		1

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Dynamic Bond Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund.The fund’s investment objective is to seek total return (consisting of income and capital appreciation). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are offered at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,000 Class A, 40,000 Class C, 399,808 Class I and all of the outstanding Class Y shares of the fund.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

24

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

26

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	5,367,419	—	5,367,419
Exchange-Traded Funds	561,872	—	—	561,872
Foreign Government	—	5,275,632	—	5,275,632
Mutual Funds	851,123	—	—	851,123
U.S. Treasury	—	230,470	—	230,470
Other Financial
Instruments:
Financial Futures††	2,853	—	—	2,853
Forward Foreign
Currency Exchange
Contracts††	—	2,489	—	2,489
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(1,633)	—	—	(1,633)
Forward Foreign
Currency Exchange
Contracts††	—	(183,654)	—	(183,654)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2013	($)	Purchases ($)	Sales ($)	4/30/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	484,484		6,421,343	6,054,704	851,123		7.1

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settle-

28

ments, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 30, 2014, the Board declared a cash dividend of $.038, $.011, $.051 and $.053 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on May 1, 2014 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2014.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $86,278 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2013. These post-enactment short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income $649,968 and long-term capital gains $5,792. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Prior to April 1, 2014, pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and was payable monthly. Effective April 1, 2014, the Board approved the reduction in

30

the management fee to an annual rate of .45% of the value of the fund’s average daily net assets.

Dreyfus had contractually agreed, from November 1, 2013 through March 31, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .85% of the value of the fund’s average daily net assets. Dreyfus has contractually agreed, from April 1, 2014 through March 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding certain expenses as described above) exceed .70% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $67,244 during the period ended April 30, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus paid Newton a monthly fee at an annual rate of .29% of the value of the fund’s average daily net assets. Effective April 1, 2014, the Board approved the reduction in the sub-investment advisory fee payable by Dreyfus to Newton to an annual rate of .22% of the value of the fund’s average daily net assets.

During the period ended April 30, 2014, the Distributor retained $139 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $3,714 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $2,156 and $1,238, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $687 for transfer agency services and $15 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $5,069 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $4,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $4,424, Distribution Plan fees $674, Shareholder Services Plan fees $532, custodian fees $3,626, Chief Compliance Officer fees $736 and transfer agency fees $192, which are offset against an expense reimbursement currently in effect in the amount of $15,451.

32

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and financial futures during the period ended April 30, 2014, amounted to $10,087,461 and $10,650,165, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2014 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in for-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

eign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
5/14/2014 [a]	1,613	1,459	1,497	38
British Pound,
Expiring
5/1/2014 [a]	43,989	74,038	74,271	233
Mexican New Peso,
Expiring
5/14/2014 [a]	1,160,847	87,489	88,628	1,139
Norwegian Krone,
Expiring
5/14/2014 [b]	1,088,093	182,098	182,945	847
Philippines Peso,
Expiring
5/14/2014 [c]	10,700,000	239,737	239,969	232

34

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
British Pound,
Expiring:
5/1/2014 [a]	420	706	709	(3)
5/14/2014 [a]	141,997	236,742	239,721	(2,979)
5/14/2014 [c]	248,204	408,548	419,020	(10,472)
5/14/2014 [d]	2,035,523	3,323,434	3,436,390	(112,956)
Canadian Dollar,
Expiring
5/14/2014 [a]	651,431	585,937	594,141	(8,204)
Euro,
Expiring:
5/2/2014 [a]	1,599	2,217	2,219	(2)
5/14/2014 [a]	147,005	203,210	203,943	(733)
5/14/2014 [b]	132,000	182,098	183,126	(1,028)
5/14/2014 [c]	1,117,780	1,518,412	1,550,716	(32,304)
5/14/2014 [d]	857,108	1,178,551	1,189,081	(10,530)
New Zealand Dollar,
Expiring
5/14/2014 [b]	280,515	240,195	241,599	(1,404)
Norwegian Krone,
Expiring:
5/14/2014 [c]	372,310	62,227	62,598	(371)
5/14/2014 [d]	218,163	34,539	36,681	(2,142)
Swedish Krona,
Expiring
5/14/2014 [a]	813,000	124,474	125,000	(526)
Gross Unrealized
Appreciation				2,489
Gross Unrealized
Depreciation				(183,654)

Counterparties:

a	UBS
b	Barclays Bank
c	Royal Bank of Scotland
d	JP Morgan Chase Bank

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair value of derivative instruments as of April 30, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	2,853	Interest rate risk[1]	(1,633)
Foreign exchange risk[2]	2,489	Foreign exchange risk[3]	(183,654)
Gross fair value of
derivatives contracts	5,342		(185,287)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[4]	Contracts[5]	Total
Interest rate	(39,114)	—	(39,114)
Foreign exchange	—	(240,032)	(240,032)
Total	(39,114)	(240,032)	(279,146)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Forward
Underlying risk	Futures[6]	Contracts[7]	Total
Interest rate	27,512	—	27,512
Foreign exchange	—	6,260	6,260
Total	27,512	6,260	33,772

Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure

36

provisions during the current reporting period. These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At April 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	2,489	(183,654)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	2,489	(183,654)
Derivatives not subject to
MNA or similar agreements	—	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	2,489	(183,654)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of April 30, 2014: †

		Financial
		Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Barclays Bank	847	(847)	—	—	—
Royal Bank of
Scotland	232	(232)	—	—	—
UBS	1,410	(1,410)	—	—	—
Total	2,489	(2,489)	—	—	—

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Financial
		Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Barclays Bank	(2,432)	847	—	—	(1,585)
JP Morgan
Chase Bank	(125,628)	—	—	—	(125,628)
Royal Bank of
Scotland	(43,147)	232	—	—	(42,915)
UBS	(12,447)	1,410	—	—	(11,037)
Total	(183,654)	2,489	—	—	(181,165)

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Interest rate financial futures	1,363,765
Forward contracts	8,203,707

At April 30, 2014, accumulated net unrealized appreciation on investments was $421,876, consisting of $459,951 gross unrealized appreciation and $38,075 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

38

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2014, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

TheFund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median for the one- and two-year periods and above the Performance Universe median for the two-year period and noted that the fund’s yield performance was above the Performance Group and Performance Universe medians for both one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board

40

noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee (which was zero) and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives proposed a revised management fee from an annual rate of 0.60%, to an annual rate of 0.45%, of the value of the fund’s average daily net assets. Dreyfus representatives also proposed a revised sub-investment advisory fee between Dreyfus and the Sub-Adviser from an annual rate of 0.29%, to an annual rate of 0.22%, of the value of the fund’s average daily net assets.The Dreyfus representatives stated that there would be no diminution in the nature, quality or extent of the services provided to the fund.

Dreyfus representatives also stated that Dreyfus would contractually agree to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2015, so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any

42

economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser, as proposed to be revised, were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

44

Notes

Dreyfus

Global Real

Return Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Options Written
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
24	Notes to Financial Statements
42	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Real
Return Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Return Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The mild gains produced by most broad measures of international equity performance over the reporting period masked what we believe to be a major change in market leadership. Over the reporting period’s first half, relatively speculative, growth-oriented companies gained value in response to reports of accelerating economic growth in the United States and Europe. However, more disappointing economic data, several geopolitical crises, and persistent weakness in the world’s emerging markets weighed on investor sentiment over the reporting period’s second half, causing growth-oriented stocks to fall out of favor. Instead, investors preferred the stocks of value-oriented companies that tend to fare relatively well under a variety of economic climates.

We believe that the global economic recovery is likely to persist, led by the more developed markets. However, we may see stark differences in the investment prospects of individual countries, industry groups, and companies depending on their underlying fundamentals. In our judgment, extensive and professional research may be the best way to identify the likely winners and losers. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Suzanne Hutchins (Lead) and James Harries, Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus Global Real Return Fund’s Class A shares produced a total return of 2.12%, Class C shares returned 1.76%, Class I shares returned 2.24%, and ClassY shares returned 2.24%.1 In comparison, the fund’s performance baseline benchmark, the U.S. $ 1-Month London Interbank Offered Rate (LIBOR), and the fund’s benchmark, the Citi 1-Month U.S.Treasury Bill Index, produced total returns of 0.08% and 0.02%, respectively, for the same period.2,3

Stocks and bonds gained a degree of value over the reporting period despite uncertainty surrounding the sustainability of economic growth in various markets. The fund outperformed its benchmark, mainly due to strong results from equities, and also exhibited low volatility.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income).To pursue its goal, the fund uses an actively-managed multi-asset strategy to produce positive absolute or real returns exhibiting less volatility than major equity markets over a complete market cycle, typically a period of five years. The fund is not managed relative to an index, but rather seeks to provide returns that are largely independent of market moves.

The fund currently invests in a core of return-seeking assets, including global equities, convertible bonds, and global high yield corporate bonds to meet its return objective. To complement this core and to provide capital protection as well as to reduce volatility the fund is invested in other asset types where we find value, including commodities, currencies, select government bonds and index-linked securities and derivatives. The fund must invest at least 10% of the value of its total assets in equity securities and at least 10% of the value of its total assets in fixed income securities.

To allocate the fund’s assets, we combine a top-down approach emphasizing economic trends and current investment themes on a global basis, with bottom-up security selection based on fundamental research. In choosing investments, we consider

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

economic trends as emphasized by our global investment themes, security valuation, and company fundamentals.Within markets and sectors, we seek attractively priced companies possessing sustainable competitive advantages, and we may invest in such companies anywhere across their capital structure and where we find the best risk reward. Identifying the right security characteristics for the prevailing investment environment is key to our approach, which currently emphasizes income generation.

Economic Recoveries Uncertain Despite Recent Gains

Monetary policy measures continued to dominate global market movements over the reporting period. The U.S. economic recovery showed signs of genuine growth, resulting in a series of measured reductions in the Federal Reserve Board’s quantitative easing program. In Europe, the economic recovery remained intact, with political troubles in Ukraine doing little to diminish consumer and business confidence.

We continue to believe that the global economy remains structurally challenged with too much debt, a lack of sustainable growth, and strong demographic headwinds.While some evidence suggests that parts of the U.S. and European economies are improving, there is little to suggest to us that this traction is sustainable. Indeed, volatility returned to global financial markets during the reporting period as uncertain investors turned their attention from growth-oriented investments to financial assets that depend less on the hope of economic recovery.

Equity Positions Buoyed Absolute Returns

The fund’s results were bolstered by its exposure to equities.A return to mergers-and-acquisitions activity in the telecommunications sector supported gains in Swisscom, Sprint, andVodafone Group. In the health care sector leading contributors included Merck &Co., Novartis, and GlaxoSmithKline. Holdings in the oil and gas sector benefited as the business fundamentals improved of large, integrated oil and gas producers, such as Total and Royal Dutch Shell, Cl. B.

The fund’s bond holdings also bolstered returns, with long-term U.S.Treasury securities gaining value as long-term rates declined. Higher-yielding European corporate debt and index-linked debt securities also fared well. The U.S. dollar weakened over the period, helping to boost returns from international assets for U.S. residents.

The fund employed options and futures contracts to manage the risks of unexpected declines in various financial markets.This protection came at a cost to the overall fund return since equity markets rose over the period. Other detractors included the fund’s gold-related holdings as the price of gold fell at the beginning of the period though

4

recovered at the start of the year benefiting from a flight to safety as geopolitical events in the Ukraine unnerved investors.

Maintaining a Cautious Investment Posture

We retain a relatively cautious outlook for risk assets in general with the global economy straddled by too much debt and void of much growth, yet market valuations very optimistic. Therefore, the fund’s return-seeking core contains largely dividend-paying, high-quality stocks in traditionally defensive companies that we believe offer decent fundamental value.The fund also holds high-yielding corporate debt in more cyclical businesses as well as convertible debt securities.We have continued to employ futures and options to hedge against adverse movements in equities, government bonds, gold, cash, and currencies.

May 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.

Because the fund seeks to provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies, the fund’s performance will be linked to the performance of these highly volatile asset categories and strategies. Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of fund shares.

The fund may, but is not required to, use derivative instruments, such as options, futures and options on futures, forward contracts, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2015, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2

SOURCE: BLOOMBERG – London Interbank Offered Rate (LIBOR).The rate of interest at which banks borrow funds, in marketable size, from other banks in the London interbank market. LIBOR is the most widely used benchmark or reference rate for short term interest rates, and is an international rate.The London Interbank Offered Rate is fixed each morning at 11 a.m. London time by the British Bankers’ Association (BBA).The rate is an average derived from 16 quotations provided by banks determined by the British Bankers’ Association; the four highest and lowest are then eliminated, and an average of the remaining eight is calculated to arrive at the fix.

Eurodollar Libor is calculated on an ACT/360 day count basis and settlement is for two days hence.
3

SOURCE: LIPPER INC. – Citi 1-Month U.S.Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Return Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.76	$9.50	$4.51	$4.51
Ending value (after expenses)	$1,021.20	$1,017.60	$1,022.40	$1,022.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses
The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.
You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.
Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.76	$9.49	$4.51	$4.51
Ending value (after expenses)	$1,019.09	$1,015.37	$1,020.33	$1,020.33

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C, .90% for
Class I and .90% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—23.9%		Rate (%)	Date	Amount ($)[a]		Value ($)
Australia—3.8%
Australian Goverment,
Sr. Unscd. Bonds, Ser. 140	AUD	4.50	4/21/33	972,000		905,549
Australian Goverment,
Sr. Unscd. Bonds, Ser. 136	AUD	4.75	4/21/27	4,344,000		4,270,060
New South Wales Treasury,
Govt. Gtd. Notes, Ser. CIB1	AUD	2.75	11/20/25	1,572,000	[b]	1,895,063
Queensland Treasury,
Govt. Gtd. Notes, Ser. 24	AUD	5.75	7/22/24	974,000		1,001,067
Santos Finance,
Gtd. Notes	EUR	8.25	9/22/70	250,000	[c]	395,914
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	984,000		996,919
						9,464,572
Austria—.4%
JBS Investments,
Gtd. Notes		7.75	10/28/20	200,000		213,750
JBS Investments,
Gtd. Notes		7.75	10/28/20	690,000	[d]	737,438
						951,188
El Salvador—.1%
Telemovil Finance,
Gtd. Notes		8.00	10/1/17	238,000		252,280
France—.6%
Altice Financing,
Sr. Scd. Notes		7.88	12/15/19	400,000	[d]	438,308
Altice Financing,
Sr. Scd. Notes		7.88	12/15/19	600,000		657,462
Labco,
Sr. Scd. Notes	EUR	8.50	1/15/18	335,000	[d]	498,457
						1,594,227
Germany—.2%
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	250,000		375,017
Greece—.3%
Drill Rigs Holdings,
Sr. Scd. Notes		6.50	10/1/17	624,000		647,400

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Ireland—.1%
Ardagh Glass Finance,
Gtd. Notes	EUR	7.13	6/15/17	250,000		353,340
Italy—.3%
Gtech,
Jr. Sub. Bonds	EUR	8.25	3/31/66	250,000	[c]	378,191
Wind Acquisition Finance,
Gtd. Bonds	EUR	7.00	4/23/21	202,000		290,403
						668,594
Luxembourg—.1%
Aguila 3,
Sr. Scd. Notes		7.88	1/31/18	300,000		317,625
Mexico—.1%
Satelites Mexicanos,
Sr. Scd. Notes		9.50	5/15/17	126,000		132,458
Netherlands—.3%
UPC Holding,
Scd. Notes	EUR	8.38	8/15/20	300,000		458,132
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	200,000		299,320
						757,452
New Zealand—1.1%
New Zealand Government,
Sr. Unscd. Bonds	NZD	2.00	9/20/25	985,000	[e]	816,834
New Zealand Government,
Sr. Unscd. Bonds, Ser. 521	NZD	6.00	5/15/21	1,980,000		1,884,226
						2,701,060
Norway—2.9%
Norwegian Government,
Bonds, Ser. 473	NOK	4.50	5/22/19	20,905,000		3,919,954
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	18,418,000		3,361,524
						7,281,478
Spain—.1%
Gestamp Funding,
Sr. Scd. Notes	EUR	5.88	5/31/20	250,000	[d]	372,156
Sweden—.5%
Eileme 2,
Sr. Scd. Notes	EUR	11.75	1/31/20	210,000		352,525

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Sweden (continued)
Million International Cellular,
Sr. Unscd. Notes		6.63	10/15/21	600,000		628,500
Norcell Sweden Holding 3,
Sr. Scd. Notes	SEK	9.25	9/29/18	2,000,000		338,495
						1,319,520
Switzerland—.2%
Matterhorn Mobile,
Sr. Scd. Notes	CHF	6.75	5/15/19	150,000		184,070
Sunrise Communications
International,
Sr. Scd. Notes	EUR	7.00	12/31/17	200,000		293,516
						477,586
United Kingdom—2.3%
Anglian Water
Services Financing,
Sr. Scd. Notes, Ser. A1	GBP	3.67	7/30/24	95,000	[f]	288,117
Boparan Finance,
Gtd. Notes	GBP	9.88	4/30/18	200,000		363,004
British Telecommunications,
Sr. Unscd. Notes	GBP	3.50	4/25/25	36,000	[f]	113,781
Cable & Wireless
International Finance,
Gtd. Bonds	GBP	8.63	3/25/19	110,000		216,970
Dwr Cymru Financing,
Asset Backed Bonds	GBP	1.86	3/31/48	150,000	[f]	346,027
Ineos Finance,
Sr. Scd. Notes	EUR	7.25	2/15/19	200,000	[c]	293,077
Kerling,
Sr. Scd. Notes	EUR	10.63	2/1/17	130,000		191,402
Lloyds Banking Group,
Jr. Sub. Bonds	GBP	7.63	12/29/49	213,000	[c]	374,012
National Grid
Electricity Transmission,
Sr. Unscd. Bonds	GBP	2.98	7/8/18	122,000	[f]	343,129
National Grid Gas,
Sr. Unscd. Bonds	GBP	4.19	12/14/22	19,000	[f]	63,785
Network Rail
Infrastructure Finance,
Govt. Gtd. Notes, Ser. RPI	GBP	1.75	11/22/27	230,000	[f]	593,599

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($) [a]		Value ($)
United Kingdom (continued)
Priory Group No. 3,
Sr. Scd. Notes	GBP	7.00	2/15/18	300,000		536,908
Prudential,
Jr. Sub. Notes		11.75	12/29/49	181,000	[c]	192,765
Sable International Finance,
Sr. Scd. Notes		8.75	2/1/20	200,000		227,000
Scotland Gas Networks,
Sr. Unscd. Notes	GBP	2.13	10/21/22	300,000	[f]	747,047
TESCO,
Sr. Unscd. Notes	GBP	4.00	9/8/16	104,000	[f]	291,697
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	250,000		444,785
						5,627,105
United States—10.5%
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	200,000		283,796
Chrysler Group,
Scd. Notes		8.25	6/15/21	400,000		451,500
CONSOL Energy,
Gtd. Notes		8.00	4/1/17	402,000		419,005
EXCO Resources,
Gtd. Notes		7.50	9/15/18	681,000		696,323
Pacific Drilling,
Sr. Scd. Notes		7.25	12/1/17	600,000		645,000
Sprint,
Gtd. Notes		7.13	6/15/24	157,000	[d]	165,243
Sprint,
Gtd. Notes		7.88	9/15/23	650,000	[d]	718,250
Sprint Capital,
Gtd. Notes		8.75	3/15/32	1,024,000		1,150,720
Sprint Communications,
Sr. Unscd. Debs		9.25	4/15/22	404,000		493,890
Toys R Us Property Co. II,
Sr. Scd. Notes		8.50	12/1/17	330,000		339,087

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
United States (continued)
U.S. Treasury Bonds	3.13	2/15/43	12,656,000		11,897,627
U.S. Treasury Notes	1.50	8/31/18	8,762,600		8,773,553
					26,033,994
Total Bonds And Notes
(cost $57,966,732)					59,327,052

Common Stocks—60.7%			Shares		Value ($)
Australia—2.0%
Dexus Property Group			2,421,026		2,552,757
Newcrest Mining			241,719	[g]	2,348,858
					4,901,615
Canada—2.3%
Barrick Gold			149,437		2,610,664
Eldorado Gold			130,905		797,815
Yamana Gold			321,790		2,410,379
					5,818,858
Denmark—1.1%
TDC			294,618		2,765,466
Finland—.5%
Nokia			179,840	[g]	1,346,056
France—4.7%
Sanofi			52,408		5,672,686
Total			82,586		5,898,345
					11,571,031
Germany—3.9%
Bayer			39,003		5,411,071
Brenntag			9,990		1,806,599
Deutsche Telekom			151,016		2,531,948
					9,749,618
Japan—1.7%
Japan Tobacco			129,600		4,254,293

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Netherlands—2.5%
Reed Elsevier	156,861	3,200,112
Wolters Kluwer	103,855	2,891,745
		6,091,857
New Zealand—.8%
Telecom Corporation of
New Zealand	786,016	1,877,454
Norway—.5%
Orkla	145,126	1,198,499
South Africa—.7%
Naspers, Cl. N	17,471	1,647,377
Sweden—2.9%
Millicom International
Cellular, SDR	39,304	3,886,757
TeliaSonera	460,029	3,336,558
		7,223,315
Switzerland—6.5%
Novartis	75,217	6,520,915
Roche Holding	19,062	5,587,997
Swisscom	6,633	4,032,104
		16,141,016
United Kingdom—14.0%
BAE Systems	298,316	2,014,696
Balfour Beatty	198,362	938,760
British American Tobacco	45,624	2,632,154
Centrica	982,153	5,472,251
GlaxoSmithKline	259,660	7,154,811
Royal Dutch Shell, Cl. B	122,359	5,206,063
Severn Trent	55,414	1,726,191
United Utilities Group	190,331	2,557,971
Vodafone Group	1,383,932	5,232,856
Willis Group Holdings	43,433	1,780,319
		34,716,072
United States—16.6%
Abbott Laboratories	65,856	2,551,262

12

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Accenture, Cl. A	63,633		5,104,639
Citigroup	71,462		3,423,745
Merck & Co.	69,772		4,085,848
Microsoft	121,944		4,926,538
Paychex	47,016		1,965,739
PDL BioPharma	39,888		338,649
PowerShares DB Gold Fund	157,228	[g]	6,793,822
Reynolds American	67,329		3,799,376
Sprint	267,740	[g]	2,275,790
Sysco	94,062		3,426,679
Wisconsin Energy	52,970		2,567,986
			41,260,073
Total Common Stocks
(cost $139,768,606)			150,562,600
	Number of
Options Purchased—.1%	Contracts		Value ($)
Put Options
CBOE S&P 500 Open/Euro Index,
May 2014 @ 1,800	116		27,840
CBOE S&P 500 Open/Euro Index,
June 2014 @ 1,775	130		130,000
CBOE S&P 500 Open/Euro Index,
July 2014 @ 1,800	25		53,750
FTSE 100 Index Futures,
June 2014 @ GBP 6,300	311		99,738
Total Options Purchased
(cost $1,121,073)			311,328
	Principal
Short-Term Investments—7.4%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.00%, 5/22/14	9,701,000		9,700,961
0.00%, 10/2/14	8,583,400		8,582,070
Total Short-Term Investments
(cost $18,282,921)			18,283,031

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Other Investments—7.6%		Shares	Value ($)
	Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund			13,379,000 [h]	13,379,000
	Franklin Convertible Securities Fund		294,450	5,485,606
	Total Other Investments
	(cost $18,905,244)			18,864,606

	Total Investments (cost $236,044,576)		99.7%	247,348,617

	Cash and Receivables (Net)		.3%	793,574

	Net Assets		100.0%	248,142,191

	SDR—Swedish Depository Receipts
a	Principal amount stated in U.S. Dollars unless otherwise noted.
	AUD—Australian Dollar
	CHF—Swiss Franc
	EUR—Euro
	GBP—British Pound
	NOK—Norwegian Krone
	NZD—New Zealand Dollar
	SEK—Swedish Krona
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.
c	Variable rate security–interest rate subject to periodic change.
d	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be
	resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2014, these
	securities were valued at $2,929,852 or 1.2% of net assets.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer
	Price Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
g	Non-income producing security.
h	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)			Value (%)
	Health Care	12.9	Consumer Services	4.5
	Short-Term/		Oil & Gas	4.5
	Money Market Investments	12.8	Industrial	4.0
	Telecommunications	10.5	Financial	3.1
	U.S. Government & Agencies	8.3	Exchange-Traded Funds	2.7
	Corporate Bonds	7.9	Technology	2.5
	Foreign/Governmental	7.7	Mutual Funds: Domestic	2.2
	Basic Materials	6.2	Options Purchased	.1
	Utilities	5.0
	Consumer Goods	4.8		99.7

†	Based on net assets.
	See notes to financial statements.

14

STATEMENT OF OPTIONS WRITTEN

April 30, 2014 (Unaudited)

	Number of
	Contracts	Value ($)
Call Options:
FTSE 100 Index Futures,
June 2014 @ GBP 6,750	190	(325,508)
FTSE 100 Index Futures,
June 2014 @ GBP 6,800	311	(396,338)
Put Options:
CBOE S&P 500 Open/Euro Index,
May 2014 @ 1,725	116	(8,120)
CBOE S&P 500 Open/Euro Index,
June 2014 @ 1,700	130	(58,500)
CBOE S&P 500 Open/Euro Index,
July 2014 @ 1,725	25	(29,950)
(premiums received $809,346)		(818,416)

GBP—British Pound
See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			222,665,576	233,969,617
Affiliated issuers			13,379,000	13,379,000
Cash				605,656
Cash collateral—Note 4				1,528,349
Cash denominated in foreign currencies			113,161	113,653
Dividends and interest receivable				1,470,656
Receivable for investment securities sold				1,466,618
Receivable for shares of Common Stock subscribed				1,125,315
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				87,292
Prepaid expenses				44,326
				253,790,482
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				155,355
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				2,290,231
Payable for investment securities purchased				2,236,708
Outstanding options written, at value (premiums received
$809,346)—See Statement of Options Written—Note 4				818,416
Payable for shares of Common Stock redeemed				80,248
Accrued expenses				67,333
				5,648,291
Net Assets ($)				248,142,191
Composition of Net Assets ($):
Paid-in capital				237,242,562
Accumulated undistributed investment income—net				3,863,466
Accumulated net realized gain (loss) on investments				(2,060,500)
Accumulated net unrealized appreciation (depreciation) on investments,
options transactions and foreign currency transactions				9,096,663
Net Assets ($)				248,142,191

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	66,946,789	9,088,689	78,578,033	93,528,680
Shares Outstanding	4,496,548	621,153	5,260,519	6,260,458
Net Asset Value Per Share ($)	14.89	14.63	14.94	14.94

See notes to financial statements.

16

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $186,384 foreign taxes withheld at source):
Unaffiliated issuers	3,307,184
Affiliated issuers	4,483
Interest	880,800
Total Income	4,192,467
Expenses:
Management fee—Note 3(a)	642,131
Shareholder servicing costs—Note 3(c)	112,557
Custodian fees—Note 3(c)	43,301
Registration fees	43,093
Professional fees	30,876
Distribution fees—Note 3(b)	28,248
Prospectus and shareholders’ reports	8,342
Directors’ fees and expenses—Note 3(d)	6,266
Loan commitment fees—Note 2	623
Miscellaneous	23,710
Total Expenses	939,147
Less—reduction in expenses due to undertaking—Note 3(a)	(62,771)
Less—reduction in fees due to earnings credits—Note 3(c)	(3)
Net Expenses	876,373
Investment Income—Net	3,316,094
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	478,580
Net realized gain (loss) on options transactions	(256,794)
Net realized gain (loss) on forward foreign currency exchange contracts	(2,117,210)
Net Realized Gain (Loss)	(1,895,424)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	4,899,958
Net unrealized appreciation (depreciation) on options transactions	(791,984)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(1,226,076)
Net Unrealized Appreciation (Depreciation)	2,881,898
Net Realized and Unrealized Gain (Loss) on Investments	986,474
Net Increase in Net Assets Resulting from Operations	4,302,568

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Operations ($):
Investment income—net	3,316,094	1,590,628
Net realized gain (loss) on investments	(1,895,424)	538,352
Net unrealized appreciation
(depreciation) on investments	2,881,898	4,056,512
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,302,568	6,185,492
Dividends to Shareholders from ($):
Investment income—net:
Class A	(121,182)	(89,223)
Class C	—	(439)
Class I	(250,455)	(339,117)
Class Y	(181,622)	—
Net realized gain on investments:
Class A	(455,851)	—
Class C	(66,852)	—
Class I	(523,246)	—
Class Y	(372,562)	—
Total Dividends	(1,971,770)	(428,779)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	38,329,299	25,601,708
Class C	3,914,234	5,002,319
Class I	33,971,372	33,707,582
Class Y	50,922,988	40,132,979
Dividends reinvested:
Class A	577,033	88,861
Class C	66,852	439
Class I	727,254	326,754
Class Y	554,102	—
Cost of shares redeemed:
Class A	(8,351,738)	(8,655,853)
Class C	(657,702)	(424,132)
Class I	(17,249,265)	(28,965,554)
Class Y	(6,000)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	102,798,429	66,815,103
Total Increase (Decrease) in Net Assets	105,129,227	72,571,816
Net Assets ($):
Beginning of Period	143,012,964	70,441,148
End of Period	248,142,191	143,012,964
Undistributed investment income—net	3,863,466	1,100,631

18

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	2,618,775	1,786,765
Shares issued for dividends reinvested	39,508	6,425
Shares redeemed	(567,274)	(602,300)
Net Increase (Decrease) in Shares Outstanding	2,091,009	1,190,890
Class Cb
Shares sold	271,101	352,638
Shares issued for dividends reinvested	4,644	32
Shares redeemed	(45,316)	(29,896)
Net Increase (Decrease) in Shares Outstanding	230,429	322,774
Class I
Shares sold	2,293,856	2,335,974
Shares issued for dividends reinvested	49,665	23,592
Shares redeemed	(1,167,844)	(1,992,350)
Net Increase (Decrease) in Shares Outstanding	1,175,677	367,216
Class Y
Shares sold	3,428,827	2,794,189
Shares issued for dividends reinvested	37,846	—
Shares redeemed	(404)	—
Net Increase (Decrease) in Shares Outstanding	3,466,269	2,794,189

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended October 31, 2013, 691 Class C shares representing $10,055 were exchanged for 683
Class A shares.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2014			Year Ended October 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	14.75		14.07	13.51	13.44	12.50
Investment Operations:
Investment income—net[b]	.28		.21	.17	.20	.06
Net realized and unrealized
gain (loss) on investments	.03		.54	.53	(.13)	.88
Total from Investment Operations	.31		.75	.70	.07	.94
Distributions:
Dividends from investment income—net	(.04)		(.07)	(.07)	—	—
Dividends from net realized
gain on investments	(.13)		—	(.07)	—	—
Total Distributions	(.17)		(.07)	(.14)	—	—
Net asset value, end of period	14.89		14.75	14.07	13.51	13.44
Total Return (%)[c]	2.12	[d]	5.42	5.16	.52	7.52	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.29	[e]	1.49	1.72	3.53	5.96	[e]
Ratio of net expenses to average net assets	1.15	[e]	1.47	1.50	1.50	1.50	[e]
Ratio of net investment income
to average net assets	3.84	[e]	1.48	1.26	1.46	.94	[e]
Portfolio Turnover Rate	17.50	[d]	44.96	53.24	42.97	49.61	[d]
Net Assets, end of period ($ x 1,000)	66,947		35,478	17,088	5,117	3,340

a From May 12, 2010 (commencement of operations) to October 31, 2010.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

20

Six Months Ended
	April 30, 2014			Year Ended October 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	14.51		13.89	13.37	13.39	12.50
Investment Operations:
Investment income—net[b]	.22		.08	.06	.10	.01
Net realized and unrealized
gain (loss) on investments	.03		.55	.53	(.12)	.88
Total from Investment Operations	.25		.63	.59	(.02)	.89
Distributions:
Dividends from investment income—net	—		(.01)	—	—	—
Dividends from net realized
gain on investments	(.13)		—	(.07)	—	—
Total Distributions	(.13)		(.01)	(.07)	—	—
Net asset value, end of period	14.63		14.51	13.89	13.37	13.39
Total Return (%)[c]	1.76	[d]	4.58	4.39	(.22)	7.20	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.03	[e]	2.21	2.56	4.37	6.75	[e]
Ratio of net expenses to average net assets	1.90	[e]	2.18	2.25	2.25	2.25	[e]
Ratio of net investment income
to average net assets	3.02	[e]	.58	.51	.75	.20	[e]
Portfolio Turnover Rate	17.50	[d]	44.96	53.24	42.97	49.61	[d]
Net Assets, end of period ($ x 1,000)	9,089		5,671	944	1,190	1,071
a From May 12, 2010 (commencement of operations) to October 31, 2010.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2014			Year Ended October 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	14.81		14.10	13.56	13.46	12.50
Investment Operations:
Investment income—net[b]	.29		.26	.21	.18	.07
Net realized and unrealized
gain (loss) on investments	.04		.54	.53	(.08)	.89
Total from Investment Operations	.33		.80	.74	.10	.96
Distributions:
Dividends from investment income—net	(.07)		(.09)	(.13)	—	—
Dividends from net realized
gain on investments	(.13)		—	(.07)	—	—
Total Distributions	(.20)		(.09)	(.20)	—	—
Net asset value, end of period	14.94		14.81	14.10	13.56	13.46
Total Return (%)	2.24	[c]	5.79	5.45	.74	7.68	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93	[d]	1.11	1.35	2.33	5.75	[d]
Ratio of net expenses to average net assets	.90	[d]	1.11	1.25	1.25	1.25	[d]
Ratio of net investment income
to average net assets	3.96	[d]	1.84	1.55	1.46	1.19	[d]
Portfolio Turnover Rate	17.50	[c]	44.96	53.24	42.97	49.61	[c]
Net Assets, end of period ($ x 1,000)	78,578		60,482	52,410	21,044	1,076

a From May 12, 2010 (commencement of operations) to October 31, 2010.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

22

	Six Months Ended
	April 30, 2014	Period Ended
Class Y Shares	(Unaudited)	October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.81	14.16
Investment Operations:
Investment income—net[b]	.29	.05
Net realized and unrealized
gain (loss) on investments	.04	.60
Total from Investment Operations	.33	.65
Distributions:
Dividends from investment income—net	(.07)	—
Dividends from net realized
gain on investments	(.13)	—
Total Distributions	(.20)	—
Net asset value, end of period	14.94	14.81
Total Return (%)[c]	2.24	4.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.96	1.09
Ratio of net expenses to average net assets[d]	.90	1.09
Ratio of net investment income
to average net assets[d]	3.93	1.10
Portfolio Turnover Rate	17.50 [c]	44.96
Net Assets, end of period ($ x 1,000)	93,529	41,381

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Return Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund.The fund’s investment objective is to seek total return (consisting of capital appreciation and income).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are offered at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

24

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S.Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s

26

Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	19,604,676	—	19,604,676
Equity Securities—
Domestic
Common Stocks†	34,466,251	—	—	34,466,251
Equity Securities—
Foreign
Common Stocks†	109,302,527	—	—	109,302,527
Exchange-Traded
Funds	6,793,822	—	—	6,793,822

28

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in
Securities (continued):
Foreign Government	—	19,051,196	—	19,051,196
Mutual Funds	18,864,606	—	—	18,864,606
U.S. Treasury	—	38,954,211	—	38,954,211
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	87,292	—	87,292
Options Purchased	311,328	—	—	311,328
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(2,290,231)	—	(2,290,231)
Options Written	(818,416)	—	—	(818,416)
†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013 ($)	Purchases ($)	Sales ($)	4/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	13,857,000	107,230,000	107,708,000	13,379,000	5.4

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid

30

annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income $428,779. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2013 through March 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $62,771 during the period ended April 30, 2014.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .36% of the value of the fund’s average daily net assets.

During the period ended April 30, 2014, the Distributor retained $4,293 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $28,248 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided

32

may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $65,386 and $9,416, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $1,653 for transfer agency services and $38 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $43,301 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $4,598 for services performed by the Chief Compliance Officer and his staff.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $144,261, Distribution Plan fees $5,402, Shareholder Services Plan fees $15,177, custodian fees $22,009, Chief Compliance Officer fees $736 and transfer agency fees $623, which are offset against an expense reimbursement currently in effect in the amount of $32,853.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, options transactions and forward contracts, during the period ended April 30, 2014, amounted to $104,917,693 and $27,507,399, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the value of equities, or as a substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of

34

the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2014:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gains ($)
Contracts outstanding
October 31, 2013	—
Contracts written	1,019	1,030,381
Contracts terminated:
Contracts closed	247	221,035	56,752	164,283
Contracts Outstanding
April 30, 2014	772	809,346

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2014:

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
5/1/2014	[a]	221,137	204,994	205,436	442
5/2/2014	[b]	123,661	114,507	114,881	374
British Pound,
Expiring:
5/1/2014	[b]	287,439	483,387	485,309	1,922
7/11/2014	[c]	2,548,986	4,262,049	4,301,258	39,209
Euro,
Expiring:
5/2/2014	[a]	468,787	649,448	650,370	922
7/11/2014	[a]	248,205	344,070	344,291	221
7/11/2014	[c]	316,875	438,272	439,544	1,272
Swedish Krona,
Expiring
5/2/2014	[b]	103,437	15,831	15,908	77

36

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
Australian Dollar,
Expiring:
5/15/2014	[a]	10,388,989	9,253,609	9,641,292	(387,683)
5/15/2014	[b]	617,244	554,237	572,821	(18,584)
5/15/2014	[c]	3,638,895	3,352,394	3,377,004	(24,610)
British Pound,
Expiring:
7/11/2014	[a]	621,508	1,043,654	1,048,757	(5,103)
7/11/2014	[b]	29,745,769	49,293,555	50,194,172	(900,617)
7/11/2014	[d]	1,601,862	2,679,019	2,703,044	(24,025)
Canadian Dollar,
Expiring:
5/15/2014	[a]	156,973	141,584	143,164	(1,580)
5/15/2014	[b]	3,455,566	3,125,502	3,151,587	(26,085)
5/15/2014	[c]	359,000	323,141	327,420	(4,279)
Danish Krone,
Expiring:
7/11/2014	[a]	11,693,857	2,151,074	2,174,291	(23,217)
7/11/2014	[b]	2,834,872	521,523	527,100	(5,577)
Euro,
Expiring:
7/11/2014	[a]	29,491,034	40,492,342	40,907,612	(415,270)
7/11/2014	[b]	2,544,290	3,496,925	3,529,236	(32,311)
Japanese Yen,
Expiring:
5/15/2014	[a]	332,839,567	3,291,372	3,255,945	35,427
5/15/2014	[b]	13,717,943	133,923	134,193	(270)
5/15/2014	[d]	82,719,359	807,738	809,188	(1,450)
New Zealand Dollar,
Expiring:
5/15/2014	[a]	145,084	123,512	124,945	(1,433)
5/15/2014	[b]	4,832,593	4,015,641	4,161,782	(146,141)
Norwegian Krone,
Expiring:
6/13/2014	[a]	11,031,785	1,834,527	1,852,441	(17,914)
6/13/2014	[b]	2,212,000	368,302	371,436	(3,134)
6/13/2014	[c]	38,490,374	6,400,353	6,463,246	(62,893)
South African Rand,
Expiring:
6/13/2014	[a]	14,197,694	1,310,137	1,339,673	(29,536)
6/13/2014	[b]	3,777,600	357,418	356,449	969
Swedish Krona,
Expiring:
5/15/2014	[a]	2,149,808	336,986	330,529	6,457
5/15/2014	[b]	1,255,423	191,331	193,019	(1,688)
5/15/2014	[c]	34,501,732	5,272,287	5,304,582	(32,295)
5/15/2014	[d]	8,739,445	1,335,182	1,343,675	(8,493)

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Swiss Franc,
Expiring:
6/13/2014[a]	936,984	1,060,897	1,064,981	(4,084)
6/13/2014[b]	13,228,930	14,924,117	15,036,076	(111,959)
Gross Unrealized
Appreciation				87,292
Gross Unrealized
Depreciation				(2,290,231)

Counterparties:
a JP Morgan Chase Bank
b Royal Bank of Scotland
c UBS
d Barclays Bank

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1]	311,328	Equity risk[2]	(818,416)
Foreign exchange risk[3]	87,292	Foreign exchange risk[4]	(2,290,231)
Gross fair value of
derivatives contracts	398,620		(3,108,647)

Statement of Assets and Liabilities location:
1	Options purchased are included in Investments in securities–Unaffiliated issuers, at value.
2	Outstanding options written, at value.
3	Unrealized appreciation on forward foreign currency exchange contracts.
4	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Options	Forward
Underlying risk	Transactions[5]	Contracts[6]	Total
Equity	(256,794)	—	(256,794)
Foreign exchange	—	(2,117,210)	(2,117,210)
Total	(256,794)	(2,117,210)	(2,374,004)

38

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Options	Forward
Underlying risk	Transactions[7]	Contracts[8]	Total
Equity	(791,984)	—	(791,984)
Foreign exchange	—	(1,226,076)	(1,226,076)
Total	(791,984)	(1,226,076)	(2,018,060)

Statement of Operations location:
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on options transactions.
8	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At April 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	87,292	(2,290,231)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	87,292	(2,290,231)
Derivatives not subject to
MNA or similar agreements	—	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	87,292	(2,290,231)

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of April 30, 2014:

		Financial
		Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
JP Morgan
Chase Bank	43,469	(43,469)	—	—	—
Royal Bank of
Scotland	3,342	(3,342)	—	—	—
UBS	40,481	(40,481)	—	—	—
Total	87,292	(87,292)	—	—	—

		Financial
		Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Barclays Bank	(33,968)	—	—	—	(33,968)
JP Morgan
Chase Bank	(885,820)	43,469	—	—	(842,351)
Royal Bank of
Scotland	(1,246,366)	3,342	—	—	(1,243,024)
UBS	(124,077)	40,481	—	—	(83,596)
Total	(2,290,231)	87,292	—	—	(2,202,939)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Equity options contracts	477,320
Forward contracts	117,531,471

40

At April 30, 2014, accumulated net unrealized appreciation on investments was $11,304,041, consisting of $17,583,801 gross unrealized appreciation and $6,279,760 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2014, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

42

legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Expense Group median and the fund’s actual management fee and total expenses were at the Expense Group and below the Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund, until March 1, 2015, so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expenses, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the

44

Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as

46

applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund 47

NOTES

NOTES

For More Information

Dreyfus Global Real Return Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Newton Capital Management Limited
160 Queen Victoria Street
London, EC4V 4LA, England

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DRRAX	Class C: DRRCX	Class I: DRRIX	Class Y: DRRYX

Telephone Call your financial representative or 1-800-DREYFUS

© 2014 MBSC Securities Corporation

6278SA0414

Dreyfus
Total Emerging
Markets Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
17	Statement of Financial Futures
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
22	Financial Highlights
26	Notes to Financial Statements
46	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Total Emerging
Markets Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Total Emerging Markets Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The mild gains produced by most broad measures of international equity performance over the reporting period masked what we believe to be a major change in market leadership. Over the reporting period’s first half, relatively speculative, growth-oriented companies gained value in response to reports of accelerating economic growth in the United States and Europe. However, more disappointing economic data, several geopolitical crises, and persistent weakness in the world’s emerging markets weighed on investor sentiment over the reporting period’s second half, causing growth-oriented stocks to fall out of favor. Instead, investors preferred the stocks of value-oriented companies that tend to fare relatively well under a variety of economic climates.

We believe that the global economic recovery is likely to persist, led by the more developed markets. However, we may see stark differences in the investment prospects of individual countries, industry groups, and companies depending on their underlying fundamentals. In our judgment, extensive and professional research may be the best way to identify the likely winners and losers. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Sean P. Fitzgibbon and Alexander Kozhemiakin, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, DreyfusTotal Emerging Markets Fund’s Class A shares produced a total return of –3.28%, Class C shares returned –3.62%, Class I shares returned –3.18, and ClassY shares returned –3.12%.1 In comparison, the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”), the fund’s benchmark, returned –2.98% for the same period.2

Emerging-markets stocks slumped during the reporting period amid weakening economic fundamentals and geopolitical instability in several countries, while emerging market bonds eked out mildly positive returns. The fund’s performance lagged its benchmark, largely due to shortfalls among Brazilian, Indonesian, and Russian stocks.

The Fund’s Investment Approach

The fund seeks to maximize total return.To pursue its goal, the fund normally invests at least 80% of its assets in equities, bonds, and currencies issued by, or economically tied to, emerging markets. We base asset and country allocation decisions on our global macro-economic view and top-down country-specific outlooks, along with our bottom-up valuation assessments of individual securities. Equity, bond, and currency investments all rely on in-depth fundamental analysis, supported by proprietary quantitative models. By constructing a portfolio that is liquid and diversified from an asset class and country perspective, we seek to reduce volatility and country concentration risk.

Economic Shifts Undermined Stock Performance

Many of the world’s largest emerging markets faced a variety of economic headwinds that undermined investor confidence during the reporting period. Brazil experienced decelerating economic growth and concerns regarding rising interest rates. Turkey saw slowing growth, a weakening currency, rising foreign corporate debt levels, and domestic political unrest. In China, economic difficulties centered on the lending, construction, and property sectors, where overcapacity and rising debt levels raised concerns. Russia’s involvement in Ukrainian political instability raised the specter of broadening Western sanctions that could hamper key industries.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

On the other hand, some emerging economies showed signs of stabilization that fueled equity gains. Most notably, India posted two quarters of strengthening currency values and trade balances, and investors responded positively to the prospect of new, pro-business leadership coming to power in spring elections.

Responding to the Changing Global Landscape

In its equity portfolio, the fund strategically redeployed assets in response to shifting political and economic developments. We took profits in Chinese holdings that performed well in 2013, and we trimmed the fund’s Russian holdings as developments in Ukraine became increasingly unpredictable. In contrast, we increased the fund’s equity holdings in India and Turkey, moving from underweighted to overweighted exposure as we found sound investment opportunities at attractive prices.

While these changes generally produced favorable results, disappointing returns from some equities took a toll on relative returns. Overweighted exposure to Brazilian stocks proved especially disappointing, as did a few specific companies hurt by the economic slowdown, including insurer Brasil Insurance, electric utility AES Tietê, and oil and gas producer Petrobras. The fund’s underweighted exposure to the growing Indonesian market also hurt relative results, but individual stock selections, such as Bank Negara Indonesia Persero and ACE Hardware Indonesia, fared relatively well. Sharp declines in Russian holdings, such as Sberbank, ADR,Yandex and Mobile Telesystems, ADR, further hampered returns, but our decision to reduce the fund’s Russian exposure helped limit losses.

The fund achieved better results in other emerging equity markets. Indian stocks contributed positively to returns, led by ICICI Bank, ADR and Tata Motors, ADR. Peruvian financial institution Credicorp posted strong quarterly results. Chinese biotechnology companies WuXi PharmaTech and Sino Biopharmaceutical rose as well, but those gains were offset by weakness in electric generator China Longyuan Power Group, Cl. H and underweighted exposure to Chinese technology firms.

The fund’s bond and currency positions also enhanced fund performance and helped mitigate some of the equity market’s volatility. Favorable currency strategies included a short position in the Czech koruna, a long position in the Brazilian real, and underweighted exposure to the Turkish lira. Among debt securities, holdings of Colombian, Peruvian, and Brazilian local currency and U.S. Dollar bonds fared relatively well, but the underweight in local bonds in Thailand cost some performance.

4

Focusing on Global Growth Areas

As individual emerging market economies have evolved, the fund has actively shifted assets from areas of heightened risk and weakness to nations that we believe offer relative stability and opportunity. As of the reporting period’s end, the fund holds overweighted exposure to equity markets in India and Turkey.We have trimmed the fund’s equity exposure in Brazil to slightly above market weight, and currently hold underweighted exposure to Chinese equities.The fund also has eliminated exposure to Russian equities, reflecting political uncertainties in Ukraine. In the bond portfolio, we have maintained diversified exposure to local currency-denominated and U.S. dollar-denominated debt securities in anticipation of heightened market volatility as regional economic performance diverges and long-term interest rates rise in faster growing markets.

May 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity securities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bond securities are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1,
2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International Emerging Markets (MSCI EM) Index is a market capitalization-weighted index composed of companies representative of the market structure of select designated emerging market countries in
Europe, Latin America and the Pacific Basin. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Total Emerging Markets Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.80	$11.44	$6.59	$6.59
Ending value (after expenses)	$967.20	$963.80	$968.20	$968.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$8.00	$11.73	$6.76	$6.76
Ending value (after expenses)	$1,016.86	$1,013.14	$1,018.10	$1,018.10

† Expenses are equal to the fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class C, 1.35% for
Class I and 1.35 for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—24.3%		Rate (%)	Date	Amount ($)[a]		Value ($)
Brazil—4.2%
Andrade Gutierrez International,
Gtd. Notes		4.00	4/30/18	250,000	[b]	250,625
Braskem Finance,
Gtd. Bonds		6.45	2/3/24	200,000		208,500
Brazilian Government,
Treasury Bills	BRL	0.00	1/1/16	350,000	[c]	129,763
Brazilian Government,
Notes, Ser. B	BRL	6.00	8/15/22	786,000	[d]	852,310
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	1,700,000		693,133
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	890,000		393,196
Itau Unibanco Holding,
Sub. Notes		5.65	3/19/22	200,000		204,000
Minerva Luxembourg,
Gtd. Notes		7.75	1/31/23	215,000		221,719
Petrobras International Finance,
Gtd. Notes		5.38	1/27/21	280,000		288,153
QGOG Constellation,
Gtd. Notes		6.25	11/9/19	200,000	[b]	202,000
						3,443,399
Chile—.4%
Tanner Servicios Financieros,
Sr. Unscd. Notes		4.38	3/13/18	135,000		135,879
Transelec,
Unscd. Notes		4.63	7/26/23	200,000	[b]	204,708
						340,587
China—1.0%
Country Garden Holding,
Gtd. Bonds		7.25	4/4/21	200,000	[b]	186,000
MIE Holdings,
Gtd. Notes		7.50	4/25/19	200,000	[b]	201,750
Shimao Property Holdings,
Gtd. Notes		6.63	1/14/20	200,000		193,500
Tencent Holdings,
Sr. Unscd. Notes		3.38	5/2/19	255,000	[b]	256,650
						837,900

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Colombia—1.3%
Emgesa,
Sr. Unscd. Notes	COP	8.75	1/25/21	237,000,000		133,248
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	1,314,000,000		726,692
Pacific Rubiales Energy,
Gtd. Notes		5.38	1/26/19	200,000	[b]	206,000
						1,065,940
Curacao—.2%
SUAM Finance,
Gtd. Bonds		4.88	4/17/24	190,000	[b]	190,475
Hungary—.7%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	280,000	[b]	302,400
Hungarian Export-Import Bank,
Govt. Gtd. Notes		5.50	2/12/18	270,000		288,031
						590,431
Indonesia—1.7%
Indonesian Government,
Sr. Unscd. Bonds,
Ser. FR64	IDR	6.13	5/15/28	4,020,000,000		283,795
Indonesian Government,
Sr. Unscd. Bonds,
Ser. FR55	IDR	7.38	9/15/16	610,000,000		52,735
Indonesian Government,
Sr. Unscd. Bonds,
Ser. FR69	IDR	7.88	4/15/19	1,000,000,000		87,575
Indonesian Government,
Sr. Unscd. Bonds,
Ser. FR68	IDR	8.38	3/15/34	2,930,000,000		248,905
Indonesian Government,
Sr. Unscd. Bonds,
Ser. FR27	IDR	9.50	6/15/15	2,455,000,000		218,028
Pertamina Persero,
Sr. Unscd. Notes		4.30	5/20/23	200,000	[b]	182,750
Pertamina Persero,
Sr. Unscd. Notes		4.30	5/20/23	320,000		292,400
						1,366,188
Kazakhstan—.2%
Kazakhstan Temir Zholy Finance,
Sub. Notes		6.95	7/10/42	200,000	[b]	204,722

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Malaysia—.7%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	1,940,000		606,872
Mexico—2.7%
American Movil Sab De CV,
Gtd. Notes	MXN	8.46	12/18/36	1,900,000		137,279
Comision Federal
de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	400,000		399,500
Metalsa,
Gtd. Notes		4.90	4/24/23	150,000	[b]	142,125
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	5,305,000		419,333
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	1,360,000		135,742
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	2,075,000		154,553
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	3,400,000	[b]	253,244
Red Carreteras de Occidente,
Sr. Scd. Notes	MXN	9.00	6/10/28	3,140,000	[b]	223,922
Southern Copper,
Sr. Unscd. Notes		7.50	7/27/35	165,000		189,196
Tenedora Nemak,
Sr. Unscd. Notes		5.50	2/28/23	200,000		203,000
						2,257,894
Nigeria—1.3%
Afren,
Sr. Scd. Notes		6.63	12/9/20	250,000	[b]	252,500
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	6/5/14	7,600,000	[c]	46,896
Nigerian Government,
Treasury Bills	NGN	0.00	7/10/14	7,700,000	[c]	47,039
Nigerian Government,
Treasury Bills	NGN	0.00	7/24/14	9,500,000	[c]	57,732
Nigerian Government,
Treasury Bills	NGN	0.00	8/7/14	70,310,000	[c]	425,712
Nigerian Government,
Treasury Bills	NGN	0.00	9/4/14	2,300,000	[c]	13,779
Nigerian Government,
Treasury Bills, Ser. 182	NGN	0.00	9/4/14	6,000,000	[c]	35,920

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Nigeria (continued)
Nigerian Government,
Treasury Bills	NGN	0.00	10/9/14	3,800,000	[c]	22,540
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/6/14	5,740,000	[c]	33,723
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	12/4/14	1,910,000	[c]	11,098
Nigerian Government,
Bonds, Ser. 5YR	NGN	15.10	4/27/17	5,285,000		34,691
Nigerian Government,
Bonds, Ser. 7	NGN	16.00	6/29/19	12,765,000		88,398
						1,070,028
Panama—.4%
Panamanian Government,
Sr. Unscd. Bonds		8.88	9/30/27	210,000		296,625
Peru—.6%
Gas Natural de Lima y Callao,
Sr. Unscd. Notes		4.38	4/1/23	50,000	[b]	47,250
Minsur,
Sr. Unscd. Notes		6.25	2/7/24	150,000	[b]	159,375
Peruvian Government,
Bonds	PEN	6.85	2/12/42	220,000		77,594
Peruvian Government,
Bonds	PEN	6.95	8/12/31	400,000		146,868
Peruvian Government,
Gtd. Bonds	PEN	6.90	8/12/37	65,000		23,260
						454,347
Philippines—.7%
Petron,
Sub. Bonds		7.50	2/6/49	200,000	[e]	208,250
Philippines Government,
Sr. Unscd. Bonds	PHP	3.90	11/26/22	15,000,000		323,856
						532,106
Poland—.9%
Polish Government,
Bonds, Ser. 0417	PLN	4.75	4/25/17	1,250,000		432,050
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	935,000		324,307
						756,357

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Russia—2.1%
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	5,000,000		127,812
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	14,400,000		387,436
Russian Agricultural Bank,
Sr. Unscd. Notes		5.10	7/25/18	290,000	[b]	272,963
Russian Agricultural Bank,
Sr. Unscd. Notes		7.75	5/29/18	490,000		499,800
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.88	2/7/18	6,900,000		169,280
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	2,690,000		62,565
Vnesheconombank,
Sr. Unscd. Notes		6.80	11/22/25	210,000		196,203
						1,716,059
Singapore—.2%
TBG Global,
Gtd. Notes		4.63	4/3/18	200,000	[b]	197,250
South Africa—1.5%
Eskom Holdings,
Sr. Unscd. Notes		6.75	8/6/23	200,000	[b]	214,750
South African Government,
Sr. Unscd. Bonds,
Ser. R209	ZAR	6.25	3/31/36	1,905,000		133,702
South African Government,
Bonds, Ser. R214	ZAR	6.50	2/28/41	1,325,000		93,277
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	5,745,000		455,473
South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	695,000		63,736
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	975,000		107,327
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	2,200,000	[b]	206,612
						1,274,877
Sri Lanka—.3%
Sri Lankan Government,
Sr. Unscd. Bonds		5.13	4/11/19	200,000	[b]	202,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Supranational—1.0%
Eurasian Development Bank,
Sr. Unscd. Notes		4.77	9/20/22	580,000	[b]	543,315
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	300,000	[b]	297,000
						840,315
Thailand—.7%
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	15,300,000	[f]	484,936
Thai Government,
Unscd. Bonds, Ser. ILB	THB	1.25	3/12/28	2,400,000	[f]	65,871
						550,807
Turkey—.7%
Export Credit Bank of Turkey,
Sr. Unscd. Notes		5.88	4/24/19	270,000		283,838
Turkiye Vakiflar Bankasi,
Sr. Unscd. Notes		5.00	10/31/18	270,000	[b]	271,944
						555,782
Venezuela—.8%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	585,000		527,963
Venezuelan Government,
Sr. Unscd. Bonds		11.75	10/21/26	110,000		102,575
						630,538
Total Bonds and Notes
(cost $20,602,744)						19,981,499

Common Stocks—71.2%				Shares		Value ($)
Brazil—5.9%
Ambev, ADR				133,000		964,250
Arteris				88,800		733,578
Brasil Insurance
Participacoes e Administracao				53,200		237,637
Cia Brasileira de Distribuicao
Grupo Pao de Acucar, ADR				26,410		1,256,060
Grupo BTG Pactual				59,500		812,013
Petroleo Brasileiro				101,500		711,490
Rossi Residencial				241,071		172,985
						4,888,013

12

Common Stocks (continued)	Shares		Value ($)
Chile—1.8%
Banco Santander Chile, ADR	60,730		1,473,917
China—8.6%
China Cinda Asset Management, Cl. H	558,000		280,693
China Construction Bank, Cl. H	1,047,000		722,493
China Longyuan Power Group, Cl. H	343,000		353,045
China ZhengTong Auto Services Holdings	865,000	[g]	470,827
CNOOC	827,000		1,367,498
CSR, Cl. H	725,000		529,282
Great Wall Motor, Cl. H	131,000		593,077
PICC Property & Casualty, Cl. H	382,000		503,555
Sihuan Pharmaceutical Holdings Group	562,000		619,052
Tencent Holdings	23,300		1,452,165
WuXi PharmaTech, ADR	4,470	[g]	151,980
			7,043,667
Colombia—1.2%
Bancolombia, ADR	16,820		957,563
Hong Kong—3.9%
Haier Electronics Group	419,000		1,028,997
Sino Biopharmaceutical	1,204,000		942,645
SJM Holdings	457,000		1,267,324
			3,238,966
India—6.1%
ICICI Bank, ADR	25,210		1,075,711
Reliance Industries, GDR	62,040	[b]	1,923,240
Sesa Sterlite, ADR	58,294		711,770
Tata Motors, ADR	33,780		1,264,048
			4,974,769
Indonesia—2.6%
ACE Hardware Indonesia	6,946,300		447,606
Bank Negara Indonesia Persero	2,828,500		1,177,981
Indocement Tunggal Prakarsa	287,800		546,401
			2,171,988
Malaysia—2.6%
CIMB Group Holdings	518,200		1,191,757
Malaysia Airports Holdings	386,400		953,723
			2,145,480

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Mexico—2.0%
Grupo Financiero Banorte, Ser. O	204,900		1,360,858
Grupo Lala	133,000		309,048
			1,669,906
Peru—1.6%
Credicorp	9,040		1,349,220
Philippines—4.4%
Ayala Land	1,586,000		1,070,852
Metropolitan Bank & Trust	1,055,937		2,006,233
Universal Robina	177,090		579,972
			3,657,057
Russia—.5%
Mobile TeleSystems	43,680		316,636
Mobile Telesystems, ADR	6,920		115,979
			432,615
South Africa—1.7%
MTN Group	71,130		1,425,304
South Korea—11.5%
DGB Financial Group	42,470		643,236
E-Mart	2,599		593,597
Hana Financial Group	41,240		1,450,764
Hyundai Motor	6,906		1,537,192
NAVER	1,973		1,409,149
Shinhan Financial Group	14,300		622,762
SK Hynix	41,420	[g]	1,609,419
SK Telecom	7,560		1,562,044
			9,428,163
Taiwan—9.9%
Advanced Semiconductor Engineering	582,158		674,731
Catcher Technology	141,000		1,188,307
Delta Electronics	178,000		1,090,470
E.Sun Financial Holding	2,052,500		1,240,417
Epistar	129,000	[g]	281,512
Fubon Financial Holding	1,018,200		1,314,981
Inventec	745,000		685,840

14

Common Stocks (continued)	Shares		Value ($)
Taiwan (continued)
Radiant Opto-Electronics	116,000		466,720
Taiwan Semiconductor Manufacturing, ADR	57,740		1,160,574
			8,103,552
Thailand—4.0%
Jasmine International	4,923,100		1,262,723
Kasikornbank	204,700		1,243,002
PTT Global Chemical	370,546		798,689
			3,304,414
Turkey—2.9%
Emlak Konut Gayrimenkul Yatirim Ortakligi	802,140		1,048,475
Ford Otomotiv Sanayi	57,970	[g]	654,772
Turkiye Halk Bankasi	106,670		712,295
			2,415,542
Total Common Stocks
(cost $56,534,877)			58,680,136

Preferred Stocks—3.2%
Brazil
AES Tiete	107,700		845,757
Banco do Estado do Rio Grande do Sul, Cl. B	79,500		446,034
Itau Unibanco Holding	83,400		1,376,441
Total Preferred Stocks
(cost $2,752,365)			2,668,232
	Number of
Rights—.0%	Rights		Value ($)
Taiwan
E.Sun Financial Holding
(cost $0)	186,967	[g]	20,122
	Principal
Short-Term Investments—.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.07%, 6/12/14
(cost $40,000)	40,000	[h]	40,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $501,455)	501,455 [i]	501,455

Total Investments (cost $80,431,441)	99.3%	81,891,444
Cash and Receivables (Net)	.7%	600,139
Net Assets	100.0%	82,491,583

ADR—American Depository Receipts
GDR—Global Depository Receipts

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
COP—Colombian Peso
IDR—lndonesian Rupiah
MXN—Mexican New Peso
MYR—Malaysian Ringgit
NGN—Nigerian Naira
PEN—Peruvian New Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
THB—Thai Baht
ZAR—South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2014, these securities were valued at $7,595,570 or 9.2% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
e Variable rate security—interest rate subject to periodic change.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
g Non-income producing security.
h Held by or on behalf of a counterparty for open financial futures contracts.
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	29.5	Consumer Staples	3.8
Foreign/Governmental	18.1	Industrial	3.1
Information Technology	10.8	Materials	2.5
Consumer Discretionary	10.6	Health Care	2.1
Corporate Bonds	6.2	Utilities	1.4
Telecommunication Services	5.7	Short-Term/Money Market Investment	.6
Energy	4.9		99.3

† Based on net assets.
See notes to financial statements.

16

STATEMENT OF FINANCIAL FUTURES
April 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2014	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	21	(2,612,859)	June 2014	4,615

See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			79,929,986	81,389,989
Affiliated issuers			501,455	501,455
Cash				261
Cash denominated in foreign currencies			298,860	301,557
Receivable for investment securities sold				796,766
Dividends and interest receivable				447,703
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				18,606
Prepaid expenses				35,711
				83,492,048
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				98,988
Payable for investment securities purchased				848,176
Payable for futures variation margin—Note 4				8,860
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				7,274
Accrued expenses				37,167
				1,000,465
Net Assets ($)				82,491,583
Composition of Net Assets ($):
Paid-in capital				87,512,109
Accumulated undistributed investment income—net				184,769
Accumulated net realized gain (loss) on investments				(6,687,606)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including
$4,615 net unrealized appreciation on financial futures)				1,482,311
Net Assets ($)				82,491,583

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	1,261,750	754,492	79,928,228	547,113
Shares Outstanding	108,342	65,464	6,855,181	46,930
Net Asset Value Per Share ($)	11.65	11.53	11.66	11.66

See notes to financial statements.

18

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Interest (net of $6,075 foreign taxes withheld at source)	795,521
Cash dividends (net of $83,744 foreign taxes withheld at source):
Unaffiliated issuers	492,796
Affiliated issuers	788
Total Income	1,289,105
Expenses:
Management fee—Note 3(a)	405,670
Custodian fees—Note 3(c)	58,036
Professional fees	32,788
Registration fees	28,039
Prospectus and shareholders’ reports	6,243
Shareholder servicing costs—Note 3(c)	4,114
Distribution fees—Note 3(b)	2,727
Directors’ fees and expenses—Note 3(d)	2,437
Loan commitment fees—Note 2	365
Miscellaneous	17,443
Total Expenses	557,862
Less—reduction in expenses due to undertaking—Note 3(a)	(4,623)
Less—reduction in fees due to earnings credits—Note 3(c)	(3)
Net Expenses	553,236
Investment Income—Net	735,869
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(962,002)
Net realized gain (loss) on options transactions	(2,272)
Net realized gain (loss) on financial futures	(30,827)
Net realized gain (loss) on swap transactions	(9,667)
Net realized gain (loss) on forward foreign currency exchange contracts	(37,706)
Net Realized Gain (Loss)	(1,042,474)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(2,454,151)
Net unrealized appreciation (depreciation) on investments options transactions	(918)
Net unrealized appreciation (depreciation) on investments financial futures	4,615
Net unrealized appreciation (depreciation) on swap transactions	6,040
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	9,533
Net Unrealized Appreciation (Depreciation)	(2,434,881)
Net Realized and Unrealized Gain (Loss) on Investments	(3,477,355)
Net (Decrease) in Net Assets Resulting from Operations	(2,741,486)

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Operations ($):
Investment income—net	735,869	1,577,813
Net realized gain (loss) on investments	(1,042,474)	1,052,258
Net unrealized appreciation
(depreciation) on investments	(2,434,881)	1,848,260
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,741,486)	4,478,331
Dividends to Shareholders from ($):
Investment income—net:
Class A	(18,767)	(1,389)
Class C	(6,140)	—
Class I	(1,355,524)	(249,195)
Class Y	(18)	—
Total Dividends	(1,380,449)	(250,584)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	273,392	875,715
Class C	91,070	98,600
Class I	2,332,000	11,475,633
Class Y	526,040	1,000
Dividends reinvested:
Class A	12,007	609
Class C	2,420	—
Class I	1,191,082	211,927
Cost of shares redeemed:
Class A	(339,392)	(272,731)
Class C	(25,163)	(3,344)
Class I	(2,857,196)	(1,744,054)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	1,206,260	10,643,355
Total Increase (Decrease) in Net Assets	(2,915,675)	14,871,102
Net Assets ($):
Beginning of Period	85,407,258	70,536,156
End of Period	82,491,583	85,407,258
Undistributed investment income—net	184,769	829,349

20

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	23,420	72,006
Shares issued for dividends reinvested	1,034	51
Shares redeemed	(29,051)	(23,192)
Net Increase (Decrease) in Shares Outstanding	(4,597)	48,865
Class Cb
Shares sold	7,820	8,455
Shares issued for dividends reinvested	210	—
Shares redeemed	(2,213)	(266)
Net Increase (Decrease) in Shares Outstanding	5,817	8,189
Class I
Shares sold	205,425	929,303
Shares issued for dividends reinvested	102,503	17,558
Shares redeemed	(250,776)	(143,697)
Net Increase (Decrease) in Shares Outstanding	57,152	803,164
Class Y
Shares sold	46,842	87.64

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended October 31, 2013, 265 Class C shares representing $3,332 were exchanged for 262
Class A shares.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2014		Year Ended October 31,
Class A Shares	(Unaudited)		2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	12.22		11.52	11.38	12.50
Investment Operations:
Investment income—net[b]	.09		.21	.21	.18
Net realized and unrealized
gain (loss) on investments	(.49)		.51	.14	(1.30)
Total from Investment Operations	(.40)		.72	.35	(1.12)
Distributions:
Dividends from investment income—net	(.17)		(.02)	(.21)	—
Net asset value, end of period	11.65		12.22	11.52	11.38
Total Return (%)[c]	(3.28)[d]		6.25	3.18	(8.96)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.73	[e]	1.71	1.81	2.60	[e]
Ratio of net expenses to average net assets	1.60	[e]	1.61	1.65	1.65	[e]
Ratio of net investment income
to average net assets	1.59	[e]	1.78	1.86	2.44	[e]
Portfolio Turnover Rate	45.53	[d]	99.13	100.76	52.76	[d]
Net Assets, end of period ($ x 1,000)	1,262		1,380	738	678

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized

See notes to financial statements.

22

Six Months Ended
	April 30, 2014		Year Ended October 31,
Class C Shares	(Unaudited)		2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	12.07		11.44	11.33	12.50
Investment Operations:
Investment income—net[b]	.05		.11	.13	.13
Net realized and unrealized
gain (loss) on investments	(.50)		.52	.13	(1.30)
Total from Investment Operations	(.45)		.63	.26	(1.17)
Distributions:
Dividends from investment income—net	(.09)		—	(.15)	—
Net asset value, end of period	11.53		12.07	11.44	11.33
Total Return (%)[c]	(3.62)[d]		5.42	2.38	(9.36)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.46	[e]	2.42	2.51	3.38	[e]
Ratio of net expenses to average net assets	2.35	[e]	2.36	2.40	2.40	[e]
Ratio of net investment income
to average net assets	.84	[e]	.92	1.15	1.76	[e]
Portfolio Turnover Rate	45.53	[d]	99.13	100.76	52.76	[d]
Net Assets, end of period ($ x 1,000)	754		720	589	524

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2014		Year Ended October 31,
Class I Shares	(Unaudited)		2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	12.25		11.54	11.40	12.50
Investment Operations:
Investment income—net[b]	.10		.24	.25	.19
Net realized and unrealized
gain (loss) on investments	(.49)		.51	.12	(1.29)
Total from Investment Operations	(.39)		.75	.37	(1.10)
Distributions:
Dividends from investment income—net	(.20)		(.04)	(.23)	—
Net asset value, end of period	11.66		12.25	11.54	11.40
Total Return (%)	(3.18)[c]		6.52	3.38	(8.80)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.36	[d]	1.34	1.45	1.88	[d]
Ratio of net expenses to average net assets	1.35	[d]	1.34	1.40	1.40	[d]
Ratio of net investment income
to average net assets	1.83	[d]	1.97	2.15	2.54	[d]
Portfolio Turnover Rate	45.53	[c]	99.13	100.76	52.76	[c]
Net Assets, end of period ($ x 1,000)	79,928		83,306	69,209	52,821

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized

See notes to financial statements.

24

	Six Months Ended
	April 30, 2014	Period Ended
Class Y Shares	(Unaudited)	October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.25	11.41
Investment Operations:
Investment income—net[b]	.09	.06
Net realized and unrealized
gain (loss) on investments	(.47)	.78
Total from Investment Operations	(.38)	.84
Distributions:
Dividends from investment income—net	(.21)	—
Net asset value, end of period	11.66	12.25
Total Return (%)[c]	(3.12)	7.45
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.48	1.42
Ratio of net expenses to average net assets[d]	1.35	1.35
Ratio of net investment income
to average net assets[d]	1.84	1.46
Portfolio Turnover Rate	45.53 [c]	99.13
Net Assets, end of period ($ x 1,000)	547	1

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Total Emerging Markets Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund. The fund’s investment objective seeks to maximize total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are offered at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,000 Class A, 40,000 Class C, 732,512 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

26

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”)

28

approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	5,115,298	—	5,115,298
Equity Securities—
Foreign
Common Stocks†	58,680,136	—	—	58,680,136

30

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in Securities
(continued):
Equity Securities—
Foreign Preferred
Stocks†	2,668,232	—	—	2,668,232
Foreign Government	—	14,866,201	—	14,866,201
Mutual Funds	501,455	—	—	501,455
Rights†	20,122	—	—	20,122
U.S. Treasury	—	40,000	—	40,000
Other Financial
Instruments:
Financial Futures††	4,615	—	—	4,615
Forward Foreign
Currency Exchange
Contracts††	—	18,606	—	18,606
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(7,274)	—	(7,274)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2013	($)	Purchases ($)	Sales ($)	4/30/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	3,371,790		17,247,245	20,117,580	501,455.6

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends

32

from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $5,510,217 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2013.The fund has $4,745,825 of post-enactment short-term capital losses and

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$764,392 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income $250,584. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed, from November 1, 2013 through March 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.35% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $4,623 during the period ended April 30, 2014.

During the period ended April 30, 2014, the Distributor retained $2 from commissions earned on sales of the fund’s Class A shares.

34

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $2,727 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $1,570 and $909, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $676 for transfer agency services and $28 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $58,036 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $4,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $68,450, Distribution Plan fees $466, Shareholder Services Plan fees $417, custodian fees $32,002, Chief Compliance Officer fees $736 and transfer agency fees $250, which are offset against an expense reimbursement currently in effect in the amount of $3,333.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2014, the fund charged and retained $8,194 in redemption fees.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options, forward contracts and swap transactions, during the period ended April 30, 2014, amounted to $38,849,053 and $36,295,160, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk

36

as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2014 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies or as a substitute for an investment.The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At April 30, 2014, there were no options written outstanding.

The following summarizes the fund’s call/put options written during the period ended April 30, 2014:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($) Gain (Loss) ($)
Contracts outstanding
October 31, 2013	3,800,000	3,367
Contracts written	280,000	3,375
Contracts terminated:
Contracts closed	280,000	3,375	9,014	(5,639)
Contracts expired	3,800,000	3,367	—	3,367
Total contracts terminated	4,080,000	6,742	9,014	(2,272)
Contracts Outstanding
April 30, 2014	—	—

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

38

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Euro,
Expiring
5/30/2014 [a]	25,000	34,581	34,681	100
Hong Kong Dollar,
Expiring
5/2/2014 [b]	1,973,596	254,558	254,561	3
Hungarian Forint,
Expiring
5/30/2014 [c]	60,900,000	271,251	274,974	3,723
Indian Rupee,
Expiring
5/23/2014 [d]	9,650,000	158,089	159,180	1,091
Indonesian Rupiah,
Expiring
5/21/2014 [e]	212,210,000	18,518	18,288	(230)
Malaysian Ringgit,
Expiring
5/30/2014 [f]	1,235,000	377,404	377,364	(40)

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Mexican New Peso,
Expiring
5/30/2014 [e]	2,675,000	203,299	203,955	656
Polish Zloty,
Expiring:
5/30/2014 [d]	1,150,000	377,458	379,083	1,625
5/30/2014 [e]	385,000	126,225	126,910	685
Russian Ruble,
Expiring
5/30/2014 [e]	9,255,000	256,941	257,683	742
Thai Baht,
Expiring:
5/30/2014 [a]	2,390,000	73,989	73,757	(232)
5/30/2014 [e]	2,570,000	79,539	79,312	(227)
Turkish Lira,
Expiring
5/30/2014 [g]	1,220,000	568,394	573,096	4,702
Sales:		Proceeds ($)
Brazilian Real,
Expiring:
6/3/2014 [c]	700,000	310,931	310,539	392
6/3/2014 [h]	330,000	146,716	146,397	319
7/2/2014 [c]	1,140,000	499,518	501,628	(2,110)
Chilean Peso,
Expiring
5/30/2014 [d]	147,150,000	260,849	259,847	1,002
Colombian Peso,
Expiring:
5/14/2014 [a]	770,995,000	400,506	397,585	2,921
5/30/2014 [f]	175,670,000	90,809	90,443	366
Indonesian Rupiah,
Expiring
5/21/2014 [d]	761,960,000	65,874	65,665	209
Mexican New Peso,
Expiring
5/2/2014 [b]	4,839,937	369,737	369,948	(211)
Peruvian New Sol,
Expiring
5/21/2014 [e]	315,000	111,395	111,853	(458)
Philippine Peso,
Expiring
5/30/2014 [d]	2,720,000	61,055	60,985	70

40

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
South African Rand,
Expiring:
5/30/2014 [d]	350,000	32,709	33,106	(397)
5/30/2014 [f]	2,980,000	278,507	281,876	(3,369)
Gross Unrealized
Appreciation				18,606
Gross Unrealized
Depreciation				(7,274)

Counterparties:

a	Barclays Bank
b	Bank of America
c	Morgan Stanley Capital Services
d	JP Morgan Chase Bank
e	Deutsche Bank
f	Citigroup
g	Credit Suisse
h	Goldman Sachs International

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. At April 30, 2014, there were no interest rate swap agreements outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	18,606	Foreign exchange risk[2]	(7,274)
Interest rate risk[3]	4,615
Gross fair value of
derivatives contracts	23,221		(7,274)

Statement of Assets and Liabilities location:
1	Unrealized appreciation on forward foreign currency exchange contracts.
2	Unrealized depreciation on forward foreign currency exchange contracts.
3	Includes cumulative appreciation on financial futures as reported in the Statement of Financial
Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

42

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[4]	Transactions[5]	Contracts[6]	Transactions[7]	Total
Interest rate	(30,827)	—	—	(9,667)	(40,494)
Foreign exchange	—	(2,272)	(37,706)	—	(39,978)
Total	(30,827)	(2,272)	(37,706)	(9,667)	(80,472)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Options	Forward	Swap
Underlying risk	Futures[8]	Transactions[9]	Contracts[10] Transactions[11]		Total
Interest rate	4,615	—	—	6,040	10,655
Foreign exchange	—	(918)	9,533	—	8,615
Total	4,615	(918)	9,533	6,040	19,270

Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net realized gain (loss) on swap transactions.
8	Net unrealized appreciation (depreciation) on financial futures.
9	Net unrealized appreciation (depreciation) on options transactions.
[10] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[11] Net unrealized appreciation (depreciation) on swap transactions.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	18,606	(7,274)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	18,606	(7,274)
Derivatives not subject to
MNA or similar agreements	4,702	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	13,904	(7,274)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of April 30, 2014: †

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Bank of America	3	(3)	—	—	—
Barclays Bank	3,021	(232)	—	—	2,789
Citigroup	366	(366)	—	—	—
Credit Suisse	4,702	—	—	—	4,702
Deutsche Bank	2,083	(915)	—	—	1,168
Goldman Sachs
International	319	—	—	—	319
JP Morgan
Chase Bank	3,997	(397)	—	—	3,600
Morgan Stanley
Capital Services	4,115	(2,110)	—	—	2,005
Total	18,606	(4,023)	—	—	14,583

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Bank of America	(211)	3	—	—	(208)
Barclays Bank	(232)	232	—	—	—
Citigroup	(3,409)	366	—	—	(3,043)
Deutsche Bank	(915)	915	—	—	—

44

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
JP Morgan
Chase Bank	(397)	397	—	—	—
Morgan Stanley
Capital Services	(2,110)	2,110	—	—	—
Total	(7,274)	4,023	—	—	(3,251)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Interest rate financial futures	1,813,069
Foreign currency options contracts	1,184
Forward contracts	6,542,240

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2014:

Average Notional Value ($)
Interest rate swap agreements	622,781

At April 30, 2014, accumulated net unrealized appreciation on investments was $1,460,003, consisting of $5,851,925 gross unrealized appreciation and $4,391,922 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

46

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the one- and two-year periods, ranking in the fourth quartile of the Performance Group for both periods and in the fourth quartile of the Performance Universe for the two-year period. Dreyfus representatives reminded the Board members the inception date of the fund was March 25, 2011, so that the fund had only two full years of performance, and stated that performance generally should be considered over longer periods of time. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and the Board noted that the fund’s performance was above the return of the index in one of the two years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was at the Expense Group median and below the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2015, so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees, acquired fund fees on borrowings and extraordinary expenses) exceed 1.35% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and

48

its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted the considerations described above with respect to performance and agreed to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

50

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dynamic
Total Return Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Financial Futures
10	Statement of Options Written
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
42	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dynamic
Total Return Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dynamic Total Return Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The mild gains produced by most broad measures of international equity performance over the reporting period masked what we believe to be a major change in market leadership. Over the reporting period’s first half, relatively speculative, growth-oriented companies gained value in response to reports of accelerating economic growth in the United States and Europe. However, more disappointing economic data, several geopolitical crises, and persistent weakness in the world’s emerging markets weighed on investor sentiment over the reporting period’s second half, causing growth-oriented stocks to fall out of favor. Instead, investors preferred the stocks of value-oriented companies that tend to fare relatively well under a variety of economic climates.

We believe that the global economic recovery is likely to persist, led by the more developed markets. However, we may see stark differences in the investment prospects of individual countries, industry groups, and companies depending on their underlying fundamentals. In our judgment, extensive and professional research may be the best way to identify the likely winners and losers. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Vassilis Dagioglu, James Stavena,Torrey Zaches, and Joseph Miletich, Portfolio Managers of Mellon Capital Management Corporation, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dynamic Total Return Fund’s Class A shares produced a total return of 1.64%, Class C shares returned 1.24%, Class I shares returned 1.74%, and ClassY shares returned 1.53%.1 In comparison, the fund’s benchmark, a hybrid index comprised of 60% Morgan Stanley Capital International World Index (half-hedged) and 40% Citigroup World Government Bond Index (half-hedged), produced a total return of 4.50% for the same period.2 Separately, the Morgan Stanley Capital International World Index (half-hedged) (the “MSCI World Index”) produced a total return of 6.21%, and the Citigroup World Government Bond Index (half-hedged) returned 1.81% for the same period.

The fund produced a positive total return over the reporting period as both global equity and bond markets gained a degree of value. The fund lagged its blended benchmark, mainly due to allocations to various currencies and residual exposure to commodities.

The Fund’s Investment Approach

Effective November 21, 2013, the fund seeks total return through investments in instruments that provide investment exposure to global equity, bond, currency, and commodities markets, and in fixed-income securities. The fund targets a consistent volatility exposure across various economic regimes.The overall asset allocation of the fund is determined through a combination of bottom-up fundamental based valuation and a top-down macro-economic assessment. Among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. For bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. Our quantitative investment approach is designed to identify and exploit relative misvaluations across and within major developed capital markets such as the United States, Canada, Japan,Australia, and many Western European countries.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Global Economy Fueled Markets’ Gains

Investors in developed markets generally responded positively to better global economic conditions over the reporting period.The gradual U.S. economic recovery continued as employment data improved despite harsh winter weather.After years of economic weakness in Europe, growth has picked up in core countries, such as Germany, and long-awaited signs of recovery emerged in some of the region’s more troubled economies. In the United Kingdom, markets rallied when fears of economic stagnation failed to materialize. However, the Japanese stock market pulled back as it digested earlier gains stemming from aggressively stimulative monetary and fiscal policies.

In this environment, the MSCI World Index advanced over the reporting period despite a sharp sell-off in January 2014.The rally was paced by European and U.S. stocks, while markets in the Pacific Rim generally declined. International bond markets advanced more mildly, on average, as longer-term interest rates moderated in some markets.

Focus on Total Return Produced a Positive Outcome

Throughout the reporting period, the fund’s significant exposure to equities helped the fund produce a positive total return, while a more modest allocation to bonds also provided gains and helped dampen total portfolio volatility. The fund hedged most of its foreign currency risk, but its overall allocation to currency markets detracted marginally from results as the U.S. dollar weakened. A small allocation to commodities also detracted from total return.

Our equity markets selection strategy weighed to a degree on the fund’s relative performance. Fears of a hard economic landing in China sparked a sharp sell-off in Japan and Hong Kong, where the fund held long positions.The fund’s allocation to Germany was negatively affected by geopolitical risks emanating from Ukraine.

Allocations across global bond and currency markets detracted further from total return. A short position in German bunds lost value when unrest in Ukraine caused demand for relatively safe havens to intensify.A short position in the Australian dollar also detracted from relative performance as the currency gained value despite concerns about slackening Chinese demand for Australian goods.

The fund fared better with U.S. equities, which comprised the fund’s largest allocation and generally rallied in a recovering economy. In currency markets, a long position in the U.K. pound responded favorably to better-than-expected economic data.

4

Global Stocks Remain Attractively Valued

As of the reporting period’s end, we expect moderate global economic growth with low inflation.Therefore, the fund has maintained a significant allocation to growth assets, such as equities, and relatively little exposure to inflation-sensitive assets like commodities and inflation-protected bonds.

Our equity markets selection strategy has emphasized high-quality markets in the United States, Germany, and Japan.The fund also maintains small short positions in peripheral European equity markets. While bond markets generally appear less attractive, a significant allocation to U.S. Treasury bonds helps balance the fund’s significant allocation to equities. As for currencies, we have attempted to limit exposure to foreign currency risk, except for small short positions in the Australian dollar and Swiss franc.

May 15, 2014

Equity securities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities.The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors,

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: FACTSET – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe,Australia, New Zealand and the Far East.The Citigroup
World Government Bond Index is a market-capitalization weighted index which includes select designated government bond markets of developed countries. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dynamic Total Return Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.50	$11.23	$6.15	$6.25
Ending value (after expenses)	$1,016.40	$1,012.40	$1,017.40	$1,015.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.50	$11.23	$6.16	$6.26
Ending value (after expenses)	$1,017.36	$1,013.64	$1,018.70	$1,018.60

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C, 1.23% for
Class I and 1.25% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2014 (Unaudited)

Common Stocks—9.1%	Shares		Value ($)
Belgium—.0%
Groupe Bruxelles Lambert (STRIP)	31	[a,b]	0
Ireland—.0%
Irish Bank Resolution	3,069	[a,b]	0
United States—9.1%
PowerShares DB Commodity
Index Tracking Fund	1,114,049	[a]	29,422,034
SPDR Barclays High Yield Bond ETF	173,810		7,187,044
			36,609,078
Total Common Stocks
(cost $36,067,528)			36,609,078
	Face Amount
	Covered by
Options Purchased—3.3%	Contracts ($)		Value ($)
Call Options—3.1%
U.S. Treasury 10 Year Note Futures,
May 2014 @ $115	1,340,000		12,646,250
	Number of
	Contracts		Value ($)
Call Options—.1%
Swiss Market Index Futures,
June 2014 @ CHF 8,371	170		33,974
Swiss Market Index Futures,
June 2014 @ CHF 8,210	990		444,854
			478,828
Put Options—.1%
S & P 500 Index Futures,
May 2014 @ 1,650	18,500		6,475
S & P 500 Index Futures,
June 2014 @ 1,650	21,250		59,500
S & P 500 Index Futures,
June 2014 @ 1,625	21,250		112,625
Swiss Market Index Futures,
June 2014 @ CHF 8,088	880		43,671
			222,271
Total Options Purchased
(cost $13,305,534)			13,347,349

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Short-Term Investments—88.4%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.02%, 6/26/14	169,815,000 [c]	169,812,962
0.02%, 7/17/14	63,300,000	63,297,089
0.04%, 5/1/14	63,300,000	63,300,000
0.04%, 5/22/14	61,380,000	61,379,754
Total Short-Term Investments
(cost $357,786,284)		357,789,805

Other Investment—18.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $73,222,957)	73,222,957 [d]	73,222,957

Total Investments (cost $480,382,303)	118.9%	480,969,189
Liabilities, Less Cash and Receivables	(18.9%)	(76,326,507)
Net Assets	100.0%	404,642,682

CHF—Swiss Franc
ETF—Exchange-Traded Funds
STRIP—Separate Trading of Registered Interest and Principal of Securities

a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At April 30, 2014, the value of these securities amounted to $0.04 or less than .01% of net assets.
c Held by or on behalf of a counterparty for open financial futures contracts.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Short-Term/		Options Purchased	3.3
Money Market Investments	106.5
Exchange-Traded Fund	9.1		118.9

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF FINANCIAL FUTURES
April 30, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2014 ($)
Financial Futures Long
Amsterdam Exchange Index	98	10,785,710	May 2014	222,023
ASX SPI 200	83	10,542,418	June 2014	223,899
Australian 10 Year Bond	271	29,428,219	June 2014	455,452
CAC 40 10 EURO	192	11,830,855	May 2014	264,019
Canadian 10 Year Bond	103	12,306,811	June 2014	76,730
DAX	152	50,700,055	June 2014	1,536,291
Euro-Bond	155	31,081,715	June 2014	224,845
FTSE 100	237	26,988,021	June 2014	832,326
FTSE/MIB Index	17	2,533,844	June 2014	87,429
Hang Seng	78	10,984,761	May 2014	(239,474)
IBEX 35 Index	24	3,462,786	May 2014	85,755
Long Gilt	159	29,618,542	June 2014	205,529
Mini MSCI Emerging
Markets Index	394	19,591,650	June 2014	1,208,333
S&P/ Toronto Stock
Exchange 60 Index	78	11,900,151	June 2014	341,901
Standard & Poor’s 500	14	6,572,650	June 2014	125,851
Standard & Poor’s 500 E-mini	1,746	163,940,670	June 2014	942,831
Topix	393	44,418,399	June 2014	(2,201,091)
U.S. Treasury 10 Year Notes	499	62,086,516	June 2014	134,022
Financial Futures Short
CAC 40 10 EURO	60	(3,697,142)	May 2014	(87,353)
Euro-Bond	341	(68,379,772)	June 2014	(611,512)
FTSE 100	277	(31,542,961)	June 2014	(1,053,118)
FTSE/MIB Index	55	(8,197,732)	June 2014	(287,132)
IBEX 35 Index	74	(10,676,923)	May 2014	(282,110)
S&P/ Toronto Stock
Exchange 60 Index	27	(4,119,283)	June 2014	(119,330)
Standard & Poor’s 500 E-mini	147	(13,802,565)	June 2014	(126,692)
Gross Unrealized Appreciation				6,967,236
Gross Unrealized Depreciation				(5,007,812)

See notes to financial statements.

The Fund 9

STATEMENT OF OPTIONS WRITTEN
April 30, 2014 (Unaudited)

	Number of
	Contracts	Value ($)
Call Options:
Swiss Market Index Futures,
June 2014 @ CHF 8,088	880	(390,835)
Put Options:
Swiss Market Index Futures,
June 2014 @ CHF 8,210	990	(48,163)
Swiss Market Index Futures,
June 2014 @ CHF 8,375	170	(20,981)
(premiums received $330,454)		(459,979)

CHF—Swiss Franc
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		407,159,346		407,746,232
Affiliated issuers			73,222,957	73,222,957
Cash collateral—Note 4				730,000
Cash denominated in foreign currencies			2	2
Receivable for futures variation margin—Note 4				1,784,839
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				674,035
Receivable for shares of Common Stock subscribed				460,928
Unrealized appreciation on swap agreements—Note 4				85,306
Dividends and interest receivable				48,860
Receivable for investment securities sold				31,019
Prepaid expenses				52,669
				484,836,847
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				399,916
Cash overdraft due to Custodian				266,180
Payable for investment securities purchased				76,894,392
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				1,766,953
Outstanding options written, at value (premiums received
$330,454)—See Statement of Options Written—Note 4				459,979
Payable for shares of Common Stock redeemed				333,612
Accrued expenses				73,133
				80,194,165
Net Assets ($)				404,642,682
Composition of Net Assets ($):
Paid-in capital				450,860,048
Accumulated investment (loss)—net				(2,112,328)
Accumulated net realized gain (loss) on investments				(45,632,968)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
(including $1,959,424 net unrealized appreciation on financial futures)				1,527,930
Net Assets ($)				404,642,682

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	38,796,100	13,329,755	315,419,953	37,096,874
Shares Outstanding	2,694,927	963,509	21,585,628	2,544,021
Net Asset Value Per Share ($)	14.40	13.83	14.61	14.58

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $9,421 foreign taxes withheld at source):
Unaffiliated issuers	453,783
Affiliated issuers	20,661
Total Income	474,444
Expenses:
Management fee—Note 3(a)	1,811,472
Shareholder servicing costs—Note 3(c)	88,321
Professional fees	55,451
Custodian fees—Note 3(c)	52,578
Registration fees	46,392
Distribution fees—Note 3(b)	42,574
Directors’ fees and expenses—Note 3(d)	13,084
Prospectus and shareholders’ reports	11,011
Loan commitment fees—Note 2	1,245
Miscellaneous	34,850
Total Expenses	2,156,978
Less—reduction in expenses due to undertaking—Note 3(a)	(29,174)
Less—reduction in fees due to earnings credits—Note 3(c)	(10)
Net Expenses	2,127,794
Investment (Loss)—Net	(1,653,350)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	26,860,596
Net realized gain (loss) on options transactions	1,686,059
Net realized gain (loss) on financial futures	6,191,927
Net realized gain (loss) on swap transactions	(959,280)
Net realized gain (loss) on forward foreign currency exchange contracts	(611,230)
Net Realized Gain (Loss)	33,168,072
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(24,647,977)
Net unrealized appreciation (depreciation) on options transactions	(2,714,032)
Net unrealized appreciation (depreciation) on financial futures	1,373,752
Net unrealized appreciation (depreciation) on swap transactions	(150,697)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	366,546
Net Unrealized Appreciation (Depreciation)	(25,772,408)
Net Realized and Unrealized Gain (Loss) on Investments	7,395,664
Net Increase in Net Assets Resulting from Operations	5,742,314

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Operations ($):
Investment income (loss)—net	(1,653,350)	299,810
Net realized gain (loss) on investments	33,168,072	(2,297,859)
Net unrealized appreciation
(depreciation) on investments	(25,772,408)	28,691,276
Net increase from payment by affiliate	—	796,336
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,742,314	27,489,563
Dividends to Shareholders from ($):
Investment income—net:
Class A	(33,270)	—
Class I	(628,541)	(75,681)
Class Y	(2)	—
Total Dividends	(661,813)	(75,681)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	18,181,546	11,611,709
Class C	4,601,136	2,117,377
Class I	77,789,658	129,294,538
Class Y	36,953,016	1,000
Dividends reinvested:
Class A	32,504	—
Class I	237,305	22,217
Cost of shares redeemed:
Class A	(3,370,269)	(5,201,631)
Class C	(839,088)	(1,383,517)
Class I	(20,867,126)	(22,917,795)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	112,718,682	113,543,898
Total Increase (Decrease) in Net Assets	117,799,183	140,957,780
Net Assets ($):
Beginning of Period	286,843,499	145,885,719
End of Period	404,642,682	286,843,499
Accumulated undistributed
investment income (loss)—net	(2,112,328)	202,835

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Capital Share Transactions:
Class A
Shares sold	1,274,681	852,341
Shares issued for dividends reinvested	2,271	—
Shares redeemed	(236,191)	(392,415)
Net Increase (Decrease) in Shares Outstanding	1,040,761	459,926
Class C
Shares sold	335,903	160,804
Shares redeemed	(61,100)	(107,801)
Net Increase (Decrease) in Shares Outstanding	274,803	53,003
Class I
Shares sold	5,367,247	9,598,471
Shares issued for dividends reinvested	16,332	1,728
Shares redeemed	(1,441,286)	(1,702,680)
Net Increase (Decrease) in Shares Outstanding	3,942,293	7,897,519
Class Y
Shares sold	2,543,947	74.35

a Effective July 1, 2013, the fund commenced offering ClassY shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2014				Year Ended October 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	14.18		12.49	11.74	11.39	9.98	8.48
Investment Operations:
Investment (loss)—net[a]	(.08)		(.01)	(.03)	(.04)	(.06)	(.01)
Net realized and unrealized
gain (loss) on investments	.31		1.65	.78	.39	1.47	1.87
Payment by affiliate	—		.05	—	—	—	—
Total from Investment Operations	.23		1.69	.75	.35	1.41	1.86
Distributions:
Dividends from
investment income—net	(.01)		—	—	—	—	(.36)
Net asset value, end of period	14.40		14.18	12.49	11.74	11.39	9.98
Total Return (%)[b]	1.64	[c]	13.53 [d]	6.39	3.07	14.13	22.83
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.59	[e]	1.65	1.85	1.88	2.06	1.98
Ratio of net expenses
to average net assets	1.50	[e]	1.50	1.85	1.88	2.06	1.97
Ratio of net investment (loss)
to average net assets	(1.17)[e]		(.04)	(.21)	(.38)	(.54)	(.14)
Portfolio Turnover Rate	88.04	[c]	1.74	1.65	4.78	2.91	14.88
Net Assets, end of period
($ x 1,000)	38,796		23,462	14,913	18,797	24,096	36,670

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d The total return would have been 13.13% had the reimbursement for a trade error not been made by Mellon Capital.
e Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2014				Year Ended October 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	13.66		12.12	11.48	11.22	9.91	8.37
Investment Operations:
Investment (loss)—net[a]	(.13)		(.10)	(.12)	(.13)	(.15)	(.07)
Net realized and unrealized
gain (loss) on investments	.30		1.59	.76	.39	1.46	1.86
Payment by affiliate	—		.05	—	—	—	—
Total from Investment Operations	.17		1.54	.64	.26	1.31	1.79
Distributions:
Dividends from
investment income—net	—		—	—	—	—	(.25)
Net asset value, end of period	13.83		13.66	12.12	11.48	11.22	9.91
Total Return (%)[b]	1.24	[c]	12.71 [d]	5.58	2.32	13.22	21.94
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.45	[e]	2.44	2.62	2.63	2.81	2.73
Ratio of net expenses
to average net assets	2.25	[e]	2.25	2.62	2.63	2.81	2.72
Ratio of net investment (loss)
to average net assets	(1.95)[e]		(.78)	(.98)	(1.12)	(1.43)	(.89)
Portfolio Turnover Rate	88.04	[c]	1.74	1.65	4.78	2.91	14.88
Net Assets, end of period
($ x 1,000)	13,330		9,409	7,704	9,180	12,600	17,510

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d The total return would have been 12.29% had the reimbursement for a trade error not been made by Mellon Capital.
e Annualized.

See notes to financial statements.

16

Six Months Ended
April 30, 2014					Year Ended October 31,
Class I Shares	(Unaudited)		2013		2012	2011		2010	2009
Per Share Data ($):
Net asset value,
beginning of period	14.39		12.65		11.84	11.44		9.99	8.52
Investment Operations:
Investment income (loss)—net[a]	(.07)		.03		.02	.00	[b]	(.01)	.02
Net realized and unrealized
gain (loss) on investments	.32		1.67		.79	.40		1.46	1.87
Payment by affiliate	—		.05		—	—		—	—
Total from Investment Operations	.25		1.75		.81	.40		1.45	1.89
Distributions:
Dividends from
investment income—net	(.03)		(.01)		—	—		—	(.42)
Net asset value, end of period	14.61		14.39		12.65	11.84		11.44	9.99
Total Return (%)	1.74	[c]	13.82	[d]	6.84	3.50		14.51	23.29
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.23	[e]	1.29		1.47	1.49		1.64	1.60
Ratio of net expenses
to average net assets	1.23	[e]	1.25		1.47	1.49		1.64	1.59
Ratio of net investment income
(loss) to average net assets	(.95)[e]		.20		.13	.01		(.12)	.23
Portfolio Turnover Rate	88.04	[c]	1.74		1.65	4.78		2.91	14.88
Net Assets, end of period
($ x 1,000)	315,420		253,971		123,269	49,400		27,544	17,691

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Not annualized.
d The total return would have been 13.42% had the reimbursement for a trade error not been made by Mellon Capital.
e Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2014	Period Ended
Class Y Shares	(Unaudited)	October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.39	13.45
Investment Operations:
Investment (loss)—net[b]	(.05)	(.01)
Net realized and unrealized
gain (loss) on investments	.27	.90
Payment by affiliate	—	.05
Total from Investment Operations	.22	.94
Distributions:
Dividends from investment income—net	(.03)	—
Net asset value, end of period	14.58	14.39
Total Return (%)[c]	1.53	6.99 [d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.44	1.31
Ratio of net expenses to average net assets[e]	1.25	1.25
Ratio of net investment (loss)
to average net assets[e]	(.67)	(.18)
Portfolio Turnover Rate	88.04 [c]	1.74
Net Assets, end of period ($ x 1,000)	37,097	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b Based on average shares outstanding at each month end.
c Not annualized.
d The total return would have been 6.62% had the reimbursement for a trade error not been made by Mellon Capital.
e Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dynamic Total Return Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund.The fund’s investment objective is to seek total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are offered at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

20

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

“Service”) approved by the Company’s Board of Directors (the “Board’).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such secu-

22

rities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Exchange-Traded
Funds	36,609,078	—	—	36,609,078
Mutual Funds	73,222,957	—	—	73,222,957
U.S. Treasury	—	357,789,805	—	357,789,805
Other Financial
Instruments:
Financial Futures†	6,967,236	—	—	6,967,236
Forward Foreign
Currency Exchange
Contracts†	—	674,035	—	674,035
Options Purchased	12,824,850	522,499	—	13,347,349
Swaps†	—	85,306	—	85,306
Liabilities ($)
Other Financial
Instruments:
Financial Futures†	(5,007,812)	—	—	(5,007,812)

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Liabilities ($) (continued)
Other Financial
Instruments (continued):
Forward Foreign
Currency Exchange
Contracts†	—	(1,766,953)	—	(1,766,953)
Options Written	—	(459,979)	—	(459,979)

† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

24

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013 ($)	Purchases ($)	Sales ($)	4/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	51,751,830	192,476,617	171,005,490	73,222,957	18.1

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $80,315,709 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2013. If not applied, $60,210,397 of the carryover expires in fiscal year 2016 and $18,336,453 expires in fiscal year 2017. The fund has $1,768,859 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

26

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income $75,681. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed, from November 1, 2013 through March 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $29,174 during the period ended April 30, 2014.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2014, the Distributor retained $23,402 from commissions earned on sales of the fund’s Class A shares and $3,176 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $42,574 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $39,185 and $14,191, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and

28

redemptions. During the period ended April 30, 2014, the fund was charged $3,226 for transfer agency services and $106 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $10.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $52,578 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $4,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $354,246, Distribution Plan fees $7,994, Shareholder Services Plan fees $10,385, custodian fees $24,402, Chief Compliance Officer fees $736 and transfer agency fees $2,153.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions, forward contracts and swaps transactions, during the period ended April 30, 2014, amounted to $36,091,057 and $158,502,658, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

risk and interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a coun-terparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counter-party credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2014 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, the values of equities, or as a substitute for an investment. The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is

30

written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received.The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2014:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Losses ($)
Contracts outstanding
October 31, 2013	2,350	699,225
Contracts written	6,720	1,051,679
Contracts terminated:
Contracts closed	7,030	1,420,450	1,653,472	(233,022)
Contracts Outstanding
April 30, 2014	2,040	330,454

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
6/18/2014 [a]	186,840	169,449	172,982	3,533
6/18/2014 [b]	269,880	244,697	249,863	5,166
6/18/2014 [c]	83,040	75,288	76,881	1,593
6/18/2014 [d]	152,240	138,090	140,948	2,858
British Pound,
Expiring:
6/18/2014 [a]	992,690	1,666,478	1,675,420	8,942
6/18/2014 [b]	1,244,540	2,086,035	2,100,481	14,446
6/18/2014 [c]	332,750	558,748	561,601	2,853
6/18/2014 [d]	6,320,260	10,525,941	10,667,064	141,123
6/18/2014 [e]	4,057,574	6,736,144	6,848,199	112,055
6/18/2014 [f]	4,117,800	6,851,259	6,949,846	98,587
6/18/2014 [g]	616,640	1,034,747	1,040,739	5,992
6/18/2014 [h]	1,374,170	2,308,281	2,319,265	10,984
6/18/2014 [i]	315,600	524,615	532,656	8,041
6/18/2014 [j]	1,998,220	3,360,266	3,372,510	12,244
6/18/2014 [k]	222,000	373,090	374,682	1,592

32

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Canadian Dollar,
Expiring:
6/18/2014 [a]	939,492	842,301	856,135	13,834
6/18/2014 [b]	3,285,717	2,943,119	2,994,191	51,072
6/18/2014 [c]	624,528	561,243	569,117	7,874
6/18/2014 [d]	1,451,960	1,306,349	1,323,134	16,785
6/18/2014 [e]	1,369,783	1,229,757	1,248,249	18,492
6/18/2014 [f]	3,378,038	3,043,618	3,078,320	34,702
6/18/2014 [g]	268,250	241,918	244,449	2,531
6/18/2014 [h]	277,200	250,485	252,605	2,120
6/18/2014 [i]	1,933,782	1,743,275	1,762,207	18,932
Euro,
Expiring:
6/18/2014 [a]	8,108,077	11,247,992	11,247,346	(646)
6/18/2014 [b]	3,460,121	4,800,098	4,799,804	(294)
6/18/2014 [c]	815,470	1,135,557	1,131,202	(4,355)
6/18/2014 [d]	1,057,600	1,471,063	1,467,080	(3,983)
6/18/2014 [e]	1,151,014	1,598,401	1,596,661	(1,740)
6/18/2014 [f]	1,889,960	2,629,387	2,621,711	(7,676)
6/18/2014 [g]	1,161,950	1,617,658	1,611,832	(5,826)
6/18/2014 [h]	1,041,030	1,448,273	1,444,094	(4,179)
6/18/2014 [i]	241,850	335,651	335,489	(162)
6/18/2014 [j]	6,700,626	9,297,728	9,294,961	(2,767)
6/18/2014 [k]	174,000	240,710	241,369	659
6/18/2014 [l]	276,400	383,682	383,416	(266)
Japanese Yen,
Expiring:
6/18/2014 [d]	47,080,020	459,169	460,644	1,475
6/18/2014 [g]	34,404,630	335,556	336,625	1,069
6/18/2014 [h]	99,592,350	971,112	974,440	3,328
New Zealand Dollar,
Expiring:
6/18/2014 [b]	748,750	640,012	642,929	2,917
6/18/2014 [c]	202,650	172,935	174,010	1,075
6/18/2014 [d]	655,650	561,369	562,987	1,618
6/18/2014 [e]	327,000	280,505	280,785	280
6/18/2014 [f]	796,120	681,208	683,605	2,397
6/18/2014 [g]	289,500	246,944	248,585	1,641
6/18/2014 [h]	289,500	247,022	248,585	1,563
6/18/2014 [i]	95,400	82,525	81,917	(608)
6/18/2014 [j]	335,550	288,729	288,127	(602)
6/18/2014 [k]	1,059,300	907,115	909,589	2,474
6/18/2014 [l]	257,580	222,735	221,176	(1,559)

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Norwegian Krone,
Expiring:
6/18/2014 [a]	3,363,450	559,963	564,662	4,699
6/18/2014 [b]	9,660,990	1,610,064	1,621,905	11,841
6/18/2014 [c]	5,038,850	843,199	845,931	2,732
6/18/2014 [d]	6,722,740	1,121,479	1,128,626	7,147
6/18/2014 [e]	1,786,560	297,351	299,931	2,580
6/18/2014 [f]	6,322,240	1,056,311	1,061,389	5,078
6/18/2014 [g]	3,445,900	575,741	578,504	2,763
6/18/2014 [h]	4,901,140	820,244	822,812	2,568
6/18/2014 [j]	2,814,380	469,926	472,483	2,557
6/18/2014 [k]	6,699,600	1,116,340	1,124,741	8,401
Swedish Krona,
Expiring:
6/18/2014 [a]	25,328,107	3,966,460	3,891,842	(74,618)
6/18/2014 [b]	2,934,280	450,379	450,873	494
6/18/2014 [c]	10,631,248	1,649,307	1,633,566	(15,741)
6/18/2014 [d]	4,615,000	711,810	709,127	(2,683)
6/18/2014 [f]	5,749,640	896,878	883,473	(13,405)
6/18/2014 [g]	5,923,100	914,810	910,126	(4,684)
6/18/2014 [h]	5,794,720	907,502	890,400	(17,102)
6/18/2014 [j]	18,623,593	2,903,866	2,861,646	(42,220)
Swiss Franc,
Expiring:
6/18/2014 [b]	584,000	663,845	663,807	(38)
6/18/2014 [d]	994,988	1,132,565	1,130,958	(1,607)
6/18/2014 [f]	146,000	165,925	165,952	27
6/18/2014 [h]	1,375	1,553	1,563	10
Sales:		Proceeds ($)
Australian Dollar,
Expiring:
6/18/2014 [a]	11,794,399	10,501,792	10,919,615	(417,823)
6/18/2014 [b]	3,576,779	3,217,356	3,311,491	(94,135)
6/18/2014 [c]	308,000	284,656	285,156	(500)
6/18/2014 [d]	308,000	284,376	285,156	(780)
6/18/2014 [e]	352,000	325,290	325,892	(602)
6/18/2014 [f]	792,000	731,974	733,258	(1,284)
6/18/2014 [g]	3,926,888	3,534,529	3,635,633	(101,104)
6/18/2014 [h]	440,000	406,296	407,365	(1,069)
6/18/2014 [j]	7,603,484	6,834,435	7,039,538	(205,103)
6/18/2014 [k]	1,320,000	1,219,696	1,222,096	(2,400)
British Pound,
Expiring:
6/18/2014 [a]	1,267,304	2,102,187	2,138,901	(36,714)
6/18/2014 [b]	1,281,590	2,122,434	2,163,013	(40,579)
6/18/2014 [c]	1,433,376	2,383,105	2,419,191	(36,086)
6/18/2014 [d]	1,562,520	2,594,045	2,637,154	(43,109)
6/18/2014 [e]	49,300	82,700	83,206	(506)
6/18/2014 [f]	1,639,890	2,729,649	2,767,736	(38,087)

34

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
British Pound, (continued)
Expiring:
6/18/2014 [g]	1,443,700	2,400,886	2,436,615	(35,729)
6/18/2014 [h]	951,960	1,584,240	1,606,677	(22,437)
6/18/2014 [i]	103,700	172,793	175,020	(2,227)
6/18/2014 [j]	1,011,400	1,681,198	1,706,998	(25,800)
6/18/2014 [k]	207,400	345,591	350,041	(4,450)
6/18/2014 [l]	133,110	223,329	224,657	(1,328)
Euro,
Expiring:
6/18/2014 [b]	154,200	213,489	213,903	(414)
6/18/2014 [d]	75,600	104,788	104,871	(83)
6/18/2014 [f]	109,500	150,493	151,896	(1,403)
6/18/2014 [g]	10,414,000	14,277,125	14,446,072	(168,947)
6/18/2014 [i]	87,600	120,383	121,517	(1,134)
Japanese Yen,
Expiring:
6/18/2014 [a]	129,559,230	1,261,184	1,267,645	(6,461)
6/18/2014 [b]	405,021,460	3,952,949	3,962,846	(9,897)
6/18/2014 [c]	24,911,880	243,907	243,745	162
6/18/2014 [d]	171,595,880	1,677,215	1,678,943	(1,728)
6/18/2014 [f]	115,862,200	1,129,140	1,133,629	(4,489)
6/18/2014 [g]	43,436,250	421,535	424,993	(3,458)
6/18/2014 [h]	40,095,000	388,924	392,301	(3,377)
6/18/2014 [i]	61,560,250	598,622	602,323	(3,701)
6/18/2014 [j]	43,436,250	421,538	424,993	(3,455)
6/18/2014 [k]	33,412,500	324,160	326,917	(2,757)
New Zealand Dollar,
Expiring:
6/18/2014 [a]	157,600	132,285	135,326	(3,041)
6/18/2014 [b]	3,886,351	3,275,027	3,337,094	(62,067)
6/18/2014 [d]	1,482,063	1,248,252	1,272,604	(24,352)
6/18/2014 [f]	94,560	79,317	81,196	(1,879)
6/18/2014 [g]	1,848,316	1,557,153	1,587,094	(29,941)
6/18/2014 [h]	55,160	46,305	47,364	(1,059)
6/18/2014 [i]	55,160	46,290	47,364	(1,074)
6/18/2014 [j]	157,600	132,330	135,326	(2,996)
6/18/2014 [l]	63,040	52,920	54,131	(1,211)
Norwegian Krone,
Expiring:
6/18/2014 [a]	1,095,000	182,333	183,831	(1,498)
6/18/2014 [b]	14,550,443	2,435,874	2,442,755	(6,881)
6/18/2014 [d]	12,213,844	2,038,124	2,050,483	(12,359)
6/18/2014 [f]	2,838,000	472,004	476,449	(4,445)
6/18/2014 [g]	13,753,922	2,302,201	2,309,034	(6,833)
6/18/2014 [h]	13,085,284	2,181,564	2,196,782	(15,218)
6/18/2014 [i]	2,128,050	354,037	357,261	(3,224)
6/18/2014 [j]	15,890,885	2,662,833	2,667,791	(4,958)
6/18/2014 [l]	438,000	72,951	73,532	(581)

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Swedish Krona,
Expiring:
6/18/2014 [a]	1,094,040	169,750	168,107	1,643
6/18/2014 [b]	1,580,280	245,204	242,821	2,383
6/18/2014 [c]	486,240	75,536	74,714	822
6/18/2014 [d]	891,440	138,257	136,976	1,281
Swiss Franc,
Expiring:
6/18/2014 [a]	688,972	776,555	783,124	(6,569)
6/18/2014 [b]	1,565,475	1,773,797	1,779,405	(5,608)
6/18/2014 [c]	479,198	543,118	544,683	(1,565)
6/18/2014 [d]	1,989,925	2,259,352	2,261,858	(2,506)
6/18/2014 [e]	234,640	266,400	266,705	(305)
6/18/2014 [f]	1,223,880	1,385,760	1,391,129	(5,369)
6/18/2014 [g]	909,570	1,029,927	1,033,867	(3,940)
6/18/2014 [h]	2,179,600	2,466,431	2,477,454	(11,023)
6/18/2014 [i]	89,150	100,136	101,333	(1,197)
6/18/2014 [j]	1,534,440	1,732,848	1,744,129	(11,281)
6/18/2014 [k]	1,058,200	1,198,752	1,202,808	(4,056)
Gross Unrealized
Appreciation				674,035
Gross Unrealized
Depreciation				(1,766,953)

Counterparties:
a	Bank of America
b	Citigroup
c	Credit Suisse
d	HSBC
e	Bank of Montreal
f	BNP Paribas
g	Deutsche Bank
h	Goldman Sachs International
i	Royal Bank of Canada
j	UBS
k	Westpac Bank
l	Standard Chartered Bank

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for

36

the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk.This risk is mitigated by MNA between the fund and the counterparty and the

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open total return swaps entered into by the fund at April 30, 2014:

OTC—Total Return Swaps

Pay/	Notional	Reference			Unrealized
Receive	Amount ($)	Entity	Counterparty	Expiration	Appreciation ($)

Receive	11,853,087	TRS SPDR	Citigroup	6/13/2014	85,306
		Barclays High
		Yield Bond ETF

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1,2]	6,571,757	Equity risk[1,3]	(4,856,279)
Interest rate risk[1,2,4]	13,828,134	Interest rate risk[1]	(611,512)
Foreign exchange risk[5]	674,035	Foreign exchange risk[6]	(1,766,953)
Gross fair value of
derivatives contracts	21,073,926		(7,234,744)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Outstanding options written, at value.
4	Unrealized appreciation on swap agreements
5	Unrealized appreciation on forward foreign currency exchange contracts.
6	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[7]	Transactions[8]	Contracts[9]	Transactions[10]	Total
Equity	7,023,084	(1,146,962)	—	—	5,876,122
Interest rate	(831,157)	2,833,021	—	(959,280)	1,042,584
Foreign
exchange	—	—	(611,230)	—	(611,230)
Total	6,191,927	1,686,059	(611,230)	(959,280)	6,307,476

38

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Options	Forward	Swap
Underlying risk	Futures[11]	Transactions[12]	Contracts[13]	Transactions[14]	Total
Equity	(1,903,520)	132,585	—	—	(1,770,935)
Interest rate	3,277,272	(2,846,617)	—	(150,697)	279,958
Foreign
exchange	—	—	366,546	—	366,546
Total	1,373,752	(2,714,032)	366,546	(150,697)	(1,124,431)

Statement of Operations location:
7	Net realized gain (loss) on financial futures.
8	Net realized gain (loss) on options transactions.
9	Net realized gain (loss) on forward foreign currency exchange contracts.
[10] Net realized gain (loss) on swap transactions.
[11] Net unrealized appreciation (depreciation) on financial futures.
[12] Net unrealized appreciation (depreciation) on options transactions.
[13] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[14] Net unrealized appreciation (depreciation) on swap transactions.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At April 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Options	522,499	(459,979)
Forward contracts	674,035	(1,766,953)
Swaps	85,306	—
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	1,281,840	(2,226,932)
Derivatives not subject to
MNA or similar agreements	17,111	(58,247)
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	1,264,729	(2,168,685)

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of April 30, 2014:†

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Bank of America	32,651	(32,651)	—	—	—
Bank of Montreal	133,407	(3,153)	—	—	130,254
BNP Paribas	140,791	(78,037)	—	—	62,754
Citigroup	173,625	(173,625)	—	—	—
Credit Suisse	17,111	—	—	—	17,111
Deutsche Bank	13,996	(13,996)	—	—	—
Goldman Sachs
International	64,244	(64,244)	—	—	—
HSBC	172,287	(93,190)	—	—	79,097
Morgan Stanley
Capital Services	478,828	(69,144)	—	—	409,684
Royal Bank of
Canada	26,973	(13,327)	—	—	13,646
UBS	14,801	(14,801)	—	—	—
Westpac Bank	13,126	(13,126)	—	—	—
Total	1,281,840	(569,294)	—	—	712,546

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Bank of America	(547,370)	32,651	—	—	(514,719)
Bank of Montreal	(3,153)	3,153	—	—	—
BNP Paribas	(78,037)	78,037	—	—	—
Citigroup	(219,913)	173,625	—	46,288	—
Credit Suisse	(58,247)	—	—	—	(58,247)
Deutsche Bank	(360,462)	13,996	—	—	(346,466)
Goldman Sachs
International	(466,299)	64,244	—	120,000	(282,055)
HSBC	(93,190)	93,190	—	—	—
Morgan Stanley
Capital Services	(69,144)	69,144	—	—	—
Royal Bank of
Canada	(13,327)	13,327	—	—	—
Standard
Chartered Bank	(4,945)	—	—	—	(4,945)

40

		Financial
		Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
UBS	(299,182)	14,801	—	284,381	—
Westpac Bank	(13,663)	13,126	—	—	(537)
Total	(2,226,932)	569,294	—	450,669	(1,206,969)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Equity financial futures	275,744,076
Interest rate financial futures	128,658,672
Equity options contracts	1,039,890
Interest rate options contracts	11,556,827
Forward contracts	116,660,856

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2014:

Average Notional Value ($)
Interest total return swap agreements	25,192,156

At April 30, 2014, accumulated net unrealized appreciation on investments was $586,886, consisting of $629,086 gross unrealized appreciation and $42,200 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on December 3, 2013, the Board considered the approval of amendment of the Sub-Investment Advisory Agreement the “Agreement”) for the fund between The Dreyfus Corporation (“Dreyfus”) and Mellon Capital Management Corporation (the “Sub-Adviser”), pursuant to which the Sub-Adviser provides day-to-day management of the fund’s investments, to reflect recent regulatory changes. The Dreyfus representatives stated that the fund is no longer eligible for the Commodity Futures Trading Commission (“CFTC”) Regulation 4.5 exclusion from the definition of commodity pool operator and Dreyfus and the Sub-Adviser are now subject to certain CFTC and National Futures Association regulatory requirements in addition to the regulatory requirements imposed by the Securities and Exchange Commission, requiring Dreyfus and the Sub-Adviser to register with the CFTC as a commodity pool operator and commodity trading adviser, respectively, and amendment of the Agreement.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review of the Agreement by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. Since the Board had approved renewal of the Agreement at a meeting held on March 4-5, 2013 (the “March Meeting”), and, other than as discussed below, there had been no material changes in the information presented, the Board addressed certain of the relevant considerations by reference to their considerations and determinations at the March Meeting.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The nature, extent and quality of services provided had been considered at the March Meeting, and there had been no material changes in this information. Dreyfus representatives stated, and the Board considered, that the Sub-Adviser would continue to provide research and portfolio management and that Dreyfus would continue to provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and

42

regulatory requirements. The Board considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser. The Board also considered that Dreyfus does not believe that the proposed amendments to the Agreement would have any adverse impact on the scope or quality of the services provided to the fund by Dreyfus or the Sub-Adviser; and the proposed amendments also would not result in any change to the investment management of the fund.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. At the March Meeting, the Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds and with a broader group of funds and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds and with a broader group of funds. At the March Meeting, Dreyfus reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies. Since the proposed amendment of the Agreement would not change the contractual fees paid pursuant to the Agreement or the investment management of the fund, the Board did not review performance or fee and expense data in connection with its consideration of amendment of the Agreement.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2014, so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Board had considered profitability, economies of scale and the potential benefits to Dreyfus and the Sub-Adviser from acting as manager and sub-investment adviser, respectively, at the March Meeting. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that potential benefits to the Sub-Adviser from acting as sub-investment adviser to the fund would not change from those considered at the March Meeting.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to amendment of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus and the Sub-Adviser continue to be adequate and appropriate.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by the Sub-Adviser.The Board determined that approval of amendment of the Agreement was in the best interests of the fund and its shareholders.

———————

At a meeting of the fund’s Board of Directors held on March 4-5, 2014, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) provides day-to-day management of the fund’s investments.The Board members, none of whom are “interested persons” (as defined in the Investment

44

Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except for the four-year period when it was below the Performance Group median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

46

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2015, so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

48

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as

The Fund 49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

50

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 25, 2014

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    June 25, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)